              As filed with the Securities and Exchange Commission

                                   on March 3, 2000.

                             Securities Act File No.

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

        Pre-Effective Amendment No. |_| Post-Effective Amendment No. |_|

                                INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

      Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
      Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
      Two International Place                     Ten Post Office Square - South
      Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
                  As soon as practicable after this Registration
                        Statement is declared effective.

                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
            of Scudder S&P 500 Index Fund, a series of the Registrant

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       It is proposed that this filing will become effective on April 3, 2000 pursuant to Rule 488 under the Securities Act of 1933.

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No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                                AARP GROWTH TRUST

                           AARP U.S. STOCK INDEX FUND

      Please take notice that a Special Meeting of Shareholders (the "Meeting") of AARP U.S. Stock Index Fund (the "Fund"), a series of AARP Growth Trust (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., Two International Place, Floor 13, Boston, MA 02110-4103, on July 11, 2000 at 2:00 p.m., Eastern time, for the following purposes:

      PROPOSAL 1:       To elect Trustees of the Trust;

      PROPOSAL 2:       To approve an Agreement and Plan of Reorganization for
                        the Fund whereby all or substantially all of the assets and liabilities of the Fund would be acquired by Scudder
                        S&P 500 Index Fund in exchange for shares of the AARP
                        Shares class of Scudder S&P 500 Index Fund; and

      PROPOSAL 3:       To ratify the selection of PricewaterhouseCoopers LLP as
                        the independent accountants for the Fund for the Fund's current fiscal year.

      The appointed proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments thereof.

      Holders of record of shares of the Fund at the close of business on April 17, 2000 are entitled to vote at the Meeting and at any adjournments thereof.

      In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                        By Order of the Board,


                                        [Signature]
                                        Kathryn L. Quirk,
                                        Secretary

[date]

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                                Table of Contents

Introduction....................
Proposal 1: Election of Trustees/Directors for the Acquired
         Trust/Corporation........
         Nominees for Election..............
         Trustees/Directors Not Standing for Re-election............
         Responsibilities of the Board -- Board and Committee Meetings........
         Audit Committee........
         Committee on Independent Trustees/Directors........
         Attendance............
         Honorary Trustees/Directors.........
         Officers.............
         Compensation of Trustees/Directors and Officers.........
Proposal 2: Approval of Agreement and Plan of Reorganization......
         I. SYNOPSIS.........
                  Introduction.........
                  Background of the Reorganization...........
                  Reasons for the Proposed Transaction; Board Approval.......
                  Investment Objectives, Policies and Restrictions of the
                  Funds........
                  Portfolio Turnover..........
                  Performance...........
                  Investment Manager; Fees and Expenses......
                  Administrative Fee..........
                  Comparison of Expenses.........
                  Financial Highlights.........
                  Distribution of Shares........
                  Purchase, Redemption and Exchange Information.........
                  Dividends and other Distributions..........
                  Tax Consequences........
         II. PRINCIPAL RISK FACTORS......
         III. THE PROPOSED TRANSCTION..........
                  Description of the Plan........
                  Board Approval of the Proposed Transaction......
                  Description of the Securities to be Issued.....
                  Federal Income Tax Consequences.........
                  Capitalization...........
Proposal 3: Ratification or Rejection of the Selection of Independent
Accountants
Additional Information
Exhibit A
Exhibit B
Appendix 1
Appendix 2
Part B:  Statement of Additional Information
Part C:  Other Information

                           PROXY STATEMENT/PROSPECTUS
                                     [DATE]

                  RELATING TO THE ACQUISITION OF THE ASSETS OF
                AARP U.S. STOCK INDEX FUND (THE "ACQUIRED FUND"),
                              A SEPARATE SERIES OF
                    AARP GROWTH TRUST (THE "ACQUIRED TRUST")
                             TWO INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-4103
                                 (800) 253-2277

             BY AND IN EXCHANGE FOR SHARES OF BENEFICIAL INTEREST OF
                            THE AARP SHARES CLASS OF
               SCUDDER S&P 500 INDEX FUND (THE "ACQUIRING FUND"),
                              A SEPARATE SERIES OF
                    INVESTMENT TRUST (THE "ACQUIRING TRUST")
                             TWO INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-4103
                                 (800) 728-3337

                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund in connection with three proposals (each a "Proposal"). Proposal 1 describes the election of Trustees, and Proposal 3 proposes the ratification of the Acquired Fund's accountants.

      In Proposal 2, shareholders are asked to approve a proposed reorganization in which all or substantially all of the assets of the Acquired Fund would be acquired by the Acquiring Fund, in exchange for shares of beneficial interest of the AARP Shares class of the Acquiring Fund (known as "AARP Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described more fully below (the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund would receive that number of AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). Shareholders of the Acquired Fund will vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization would be consummated. A copy of the Plan is attached hereto as Exhibit A. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. The Reorganization is expected to occur on or about September 11, 2000.

      Proposals 1 and 2 relate to a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager") and described in more detail below.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      In the descriptions of the Proposals below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Acquired Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement as being taken by either the Acquired Fund or the Acquiring Fund (each a "Fund" and collectively the "Funds"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

      This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the Acquiring Fund's prospectus, dated April 12, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquired Fund, see the Acquired Fund's prospectus, dated February 1, 2000, as supplemented from time to time, which is incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Acquired Fund at the telephone number or address set forth on the preceding page.

      The Acquiring Fund's Statement of Additional Information, dated April 12, 2000, is incorporated herein by reference and may be obtained upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. A Statement of Additional Information dated ___________________, containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. Shareholder inquiries regarding the Acquired Fund may be made by calling (800) 253-2277. Shareholder inquiries regarding the Acquiring Fund may be made by calling (800) 7283337. The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund. The AARP Shares will be a newly-established class of shares of the Acquiring Fund and will be identical in all material respects to the Acquiring Fund shares currently offered and sold, as described in the prospectus and statement of additional information for the Acquiring Fund, dated April 12, 2000, except as otherwise described herein.

      The Acquiring Fund and the Acquired Fund are diversified series of shares of beneficial interest of, respectively, the Acquiring Trust and the Acquired Trust. The Acquiring Trust and the Acquired Trust are open-end management investment companies organized as Massachusetts business trusts.

      The Board of Trustees (except as otherwise noted, "Trustees" refers to the Trustees of the Acquired Trust and "Board" refers to the Board of Trustees of the Acquired Trust) is soliciting proxies from the shareholders of the Acquired Fund, on behalf of the Acquired Fund, for the Special Meeting of Shareholders to be held on July 11, 2000, at Scudder Kemper's offices, at Two International Place, Floor 13, Boston, MA 02110-4103 at 2:00 p.m. (Eastern time), or at such later time made necessary by adjournment (the "Meeting").

      THE BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE NOMINEES LISTED IN PROPOSAL 1, AND FOR PROPOSALS 2 AND 3.

             PROPOSAL 1: ELECTION OF TRUSTEES FOR THE ACQUIRED TRUST

      At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Trustees of the Acquired Trust. These individuals were nominated after a careful and deliberate selection process by the present Board of Trustees of the Acquired Trust. The nominees for election, who are listed below, include seven persons who currently serve as Independent Trustees (as defined below) of the Acquired Trust, the Acquiring Trust or as independent trustees or directors of other no-load funds advised by Scudder Kemper and who have no affiliation with Scudder Kemper or AARP. The nominees listed below are also being nominated for election as Trustees of the Acquiring Trust and as trustees or directors of most of the other no-load funds advised by Scudder Kemper.

      Currently five different boards of trustees or directors are responsible for overseeing different groups of no-load funds advised by Scudder Kemper. As part of a broader restructuring effort described below under Proposal 2, Scudder Kemper has recommended, and the Board of Trustees has agreed, that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Scudder no-load funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Funds and Scudder Kemper.

      Election of each of the listed nominees for Trustee on the Board of the Acquired Trust requires the affirmative vote of a plurality of the votes cast at the Meeting, in person or by proxy. The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee of the Acquired Trust until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Trustees may recommend. The following paragraphs and table set forth information concerning the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's age is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Trustees has engaged in the principal occupation listed in the following paragraphs and table for more than five years, but not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

NOMINEES FOR ELECTION AS TRUSTEES:

HENRY P. BECTON, JR. (56)

Henry P. Becton, Jr. graduated from Yale University in 1965, where he was elected to Phi Beta Kappa and was Chairman of the Yale Broadcasting Corporation. He received his J.D. degree from Harvard Law School in 1968. He joined the staff of WGBH Educational Foundation in 1970, was appointed General Manager in 1978, and was elected President and General Manager in 1984. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the

Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee of various mutual funds advised by Scudder Kemper since 1990.

LINDA C. COUGHLIN (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and closed-end fund families, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group. Ms. Coughlin received a B.A. degree in economics (summa cum laude) from Fordham University. Ms. Coughlin has served on the boards of various funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1996.

DAWN-MARIE DRISCOLL (53)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee of various mutual funds advised by Scudder Kemper since 1987.

EDGAR R. FIEDLER (70)

Edgar R. Fiedler is Senior Fellow and Economic Counsellor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counsellor from 1986 to 1996. Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished Professor at Lawrence University in Wisconsin. Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He has served as a board member of various mutual funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1984.

KEITH R. FOX (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital Corporation, a subsidiary of Bankers Trust New York Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976 and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee of various mutual funds advised by Scudder Kemper since 1996.

JOAN EDELMAN SPERO (55)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee of various mutual funds advised by Scudder Kemper since 1998.

JEAN GLEASON STROMBERG (56)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977. Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans. Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg has served as a board member of the AARP Investment Program Funds since 1997.

JEAN C. TEMPEL (56)

Jean C. Tempel is a venture partner for Internet Capital Group, a strategic network of Internet partnership companies whose principal offices are in Wayne, Pennsylvania. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee of various mutual funds advised by Scudder Kemper since 1994.

STEVEN ZALEZNICK (45)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as AARP's general counsel for nine years. He was responsible for the legal affairs of the AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined the AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans. Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association.

TRUSTEES NOT STANDING FOR RE-ELECTION:

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Name                                  Present Office with the Acquired Trust;
----                                  Principal Occupation or Employment and
                                                  Directorships
                                      ----------------------------------------
--------------------------------------------------------------------------------
Horace B. Deets (61)*               Vice Chairperson and Trustee; Executive
                                    Director, AARP (1989 - Present). Mr. Deets
                                    serves on the Boards of an additional 4
                                    trusts whose funds are advised by Scudder
                                    Kemper.

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Carole Lewis Anderson (55)          Trustee; Principal, Suburban Capital
                                    Markets, Inc. (1995 - Present). Ms. Anderson
                                    serves on the Boards of an additional 4
                                    trusts whose funds are advised by Scudder
                                    Kemper.

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Adelaide Attard (69)                Trustee; Member, NYC Department of Aging
                                    Advisory Council (1995 - Present);
                                    Consultant, Gerontology Commissioner, County
                                    of Nassau, New York, Department of Senior
                                    Citizen Affairs (1971-1991). Ms. Attard
                                    serves on the Boards of an additional 4
                                    trusts whose funds are advised by Scudder
                                    Kemper.
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                                      -11-

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Robert N. Butler, M.D. (73)         Trustee; Director, International Longevity
                                    Center and Professor of Geriatrics and Adult
                                    Development; Chairman, Henry L. Schwartz
                                    Department of Geriatrics and Adult
                                    Development, Mount Sinai Medical Center
                                    (1982 - present). Dr. Butler serves on the
                                    Boards of an additional 4 trusts whose funds
                                    are advised by Scudder Kemper.

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Lt. Gen. Eugene P. Forrester (73)   Trustee; Lt. General (Retired), U.S. Army;
                                    International Trade Counselor (1983 -
                                    present); Consultant. Lt. Gen. Forrester
                                    serves on the Boards of an additional 4
                                    trusts whose funds are advised by Scudder
                                    Kemper.

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George L. Maddox, Jr. (74)          Trustee; Professor Emeritus and Director,
                                    Long Term Care Resources Program, Duke
                                    University Medical Center; Professor
                                    Emeritus of Sociology, Departments of
                                    Sociology and Psychiatry, Duke University.
                                    Mr. Maddox serves on the Boards of an
                                    additional 4 trusts whose funds are advised
                                    by Scudder Kemper.

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Robert J. Myers (87)                Trustee; Actuarial Consultant (1983 -
                                    present). Mr. Myers serves on the Boards of
                                    an additional 4 trusts whose funds are
                                    advised by Scudder Kemper.

--------------------------------------------------------------------------------
James H. Schulz (63)                Trustee; Professor of Economics and Kirstein
                                    Professor of Aging Policy, Policy Center on
                                    Aging, Florence Heller School, Brandeis
                                    University. Mr. Schulz serves on the Boards
                                    of an additional 4 trusts whose funds are
                                    advised by Scudder Kemper.

--------------------------------------------------------------------------------
Gordon Shillinglaw (74)             Trustee; Professor Emeritus of Accounting,
                                    Columbia University Graduate School of
                                    Business. Dr. Shillinglaw serves on the
                                    Boards of an additional 4 trusts whose funds
                                    are advised by Scudder Kemper.

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* Nominee or Trustee considered by the Acquired Trust and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Acquired Trust, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Acquired Trust.

      Appendix 1 hereto sets forth the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees of the Acquired Trust and by the nominees for election.

RESPONSIBILITIES OF THE BOARD -- BOARD AND COMMITTEE MEETINGS

      A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Trustees, and seven individuals who have no affiliation with Scudder Kemper and who are called "independent" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain rules under the 1940 Act. On the proposed Board of Trustees, if approved by shareholders, nearly 78% will be Independent Trustees. The Independent Trustees have been nominated solely by the current Independent Trustees of the Acquired Trust, a practice also favored by the SEC. The Independent Trustees have primary responsibility for assuring that the Acquired Fund is managed in the best interests of its shareholders.

      The Trustees meet several times during the year to review the investment performance of each fund of the Acquired Trust and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative shareholder services. The Trustees have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the 1999 Advisory Group Report on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the funds' independent public accountants and other independent experts retained for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters.

      The Board of the Acquired Trust has an Audit Committee and a Committee on Independent Trustees, the responsibilities of which are described below. In addition, the Acquired Trust has an Executive Committee, a Shareholder Service Committee and a Valuation Committee.

AUDIT COMMITTEE

      The Audit Committee reviews with management and the independent public accountants for each series of the Acquired Trust, among other things, the scope of the audit and the internal controls of each series of the Acquired Trust and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each series of the Acquired Trust to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices of each series of the Acquired Trust.

      As suggested by the Advisory Group Report, the Acquired Trust's Audit Committee is comprised entirely of Independent Trustees, meets privately with the independent accountants of each series of the Acquired Trust, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

COMMITTEE ON INDEPENDENT TRUSTEES

      The Board of Trustees of the Acquired Trust has a Committee on Independent Trustees, comprised solely of Independent Trustees, charged with the duty of making all nominations of Independent Trustees, establishing Trustees' compensation policies and reviewing matters relating to the Independent Trustees.

ATTENDANCE

      The full Board of Trustees of the Acquired Trust met six times, the Audit Committee met two times and the Committee on Independent Trustees met two times during calendar year 1999. Each then current Trustee attended 100% of the total meetings of the Board and each committee on which he or she served as a regular member that were held during that period, except Horace B. Deets, Robert J. Myers and James H. Schulz, who attended 90%, 94% and 92%, respectively, of those meetings. In addition to these Board and committee meetings, the Trustees of the Acquired Trust attended various other meetings on behalf of the Acquired Trust during the year, including meetings with their independent legal counsel and informational meetings.

OFFICERS

      The following persons are officers of the Acquired Trust:

--------------------------------------------------------------------------------

                            Present Office with the Acquired     Year First
                            Trust; Principal Occupation or       Became an
Name (Age)                            Employment(1)              Officer(2)
----------                            ----------                 -------
--------------------------------------------------------------------------------
Linda C. Coughlin (48)   Trustee and President; Managing         2000
                         Director of Scudder Kemper
--------------------------------------------------------------------------------
William Glavin (41)      Vice President;                         1997
                         Senior Vice President of Scudder
                         Kemper
--------------------------------------------------------------------------------
Ann M. McCreary (43)     Vice President; Managing Director of    1998
                         Scudder Kemper
--------------------------------------------------------------------------------
James Masur (39)         Vice President; Senior Vice President   1999
                         of Scudder Kemper
--------------------------------------------------------------------------------
John Millette (37)       Vice President and Assistant            1999
                         Secretary; Assistant Vice President
                         of Scudder Kemper
--------------------------------------------------------------------------------

----------
(1) Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

(2) The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offfices in accordance with the By-laws of the Acquired Trust.

--------------------------------------------------------------------------------
James W. Pasman (47)     Vice President; Senior Vice President   1996
                         of Scudder Kemper
--------------------------------------------------------------------------------
Kathryn L. Quirk (47)    Vice President and Secretary;           1997
                         Managing Director of Scudder Kemper
--------------------------------------------------------------------------------
John Hebble (41)         Treasurer; Senior Vice President,       1997
                         Scudder Kemper
--------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

      The Acquired Trust pays each Independent Trustee an annual Trustee's fee for each series of the Acquired Trust plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of any series of the Acquired Trust. As of April 1, 1999, each Independent Trustee receives an annual Trustee's fee of $12,000. (Prior to April 1, 1999, the annual Trustee's fee was $10,000.) Each Independent Trustee also receives fees of $175 per fund for attending each meeting of the Board and between $80 and $150 per fund (depending on meeting type) for attending each committee meeting, or meeting held for the purpose of considering arrangements between the Acquired Trust and Scudder Kemper, or any of its other affiliates. The newly-constituted Board may determine to change its compensation structure.

      The Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or retirement plan. A one-time benefit, however, will be provided to those Independent Trustees who are not standing for re-election in an amount equal to twice a Trustee's calendar year 1999 compensation from the Acquired Trust. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to bear one-half of the cost of any such benefit.

      Scudder Kemper supervises the Acquired Trust's investments, pays the compensation and certain expenses of its personnel who serve as Trustees and officers of the Acquired Trust and receives a management fee for its services. Several of the Acquired Trust's officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Acquired Trust makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Board and committee meetings.

      The following Compensation Table provides in tabular form the following data:

      COLUMN (1) All Trustees who receive compensation from the Acquired Trust.

      COLUMN (2) Aggregate compensation received by each Trustee of the Acquired Trust during calendar year 1999.

      COLUMN (3) Total compensation received by each Trustee from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 1999.

COMPENSATION TABLE

--------------------------------------------------------------------------------
Trustees                    Aggregate Compensation      Total Compensation
                            Compensation (number        from Fund Complex*
                            of funds)                   Paid to Trustee
--------------------------------------------------------------------------------
Carole Lewis Anderson       $20,280 (5 funds)           $40,935  (16 funds)
--------------------------------------------------------------------------------
Adelaide Attard             $19,013 (5 funds)           $38,375  (16 funds)
--------------------------------------------------------------------------------
Robert N. Butler            $17,271 (5 funds)           $34,855  (16 funds)
--------------------------------------------------------------------------------
Edgar R. Fiedler            $16,013 (5 funds)           $54,495  (17 funds)
--------------------------------------------------------------------------------
Eugene P. Forrester         $20,280 (5 funds)           $40,935  (16 funds)
--------------------------------------------------------------------------------
George L. Maddox, Jr.       $20,280 (5 funds)           $40,935  (16 funds)
--------------------------------------------------------------------------------
Robert J. Myers             $18,838 (5 funds)           $38,200  (16 funds)
--------------------------------------------------------------------------------
James H. Schulz             $18,381 (5 funds)           $37,095  (16 funds)
--------------------------------------------------------------------------------
Gordon Shillinglaw          $23,208 (5 funds)           $44,280  (16 funds)
--------------------------------------------------------------------------------
Jean Gleason Stromberg      $20,276 (5 funds)           $40,935  (16 funds)
--------------------------------------------------------------------------------

* The Fund Complex includes two funds for which the Trustees serve without compensation.

         THE BOARD OF TRUSTEES OF AARP GROWTH TRUST RECOMMENDS THAT THE SHAREHOLDERS OF AARP U.S. STOCK INDEX FUND VOTE FOR EACH NOMINEE.

                             PROPOSAL 2: APPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

I. SYNOPSIS

      The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

INTRODUCTION

      The Board of the Acquired Trust, including all of the Independent Trustees, approved the Plan at a meeting held on February 7, 2000. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund, in exchange for AARP Shares; (b) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund; and (c) the abolition of the Acquired Fund as a series of the Acquired Trust. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the AARP Shares and will hold, immediately after the Reorganization, AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund on the Valuation Date.

      Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Acquired Fund's shareholders will continue to enjoy many of the same shareholder privileges as they currently enjoy, such as the ability to buy, exchange and sell shares without paying a sales commission, access to professional service representatives, and automatic dividend reinvestment. See "Purchase, Redemption and Exchange Information."

BACKGROUND OF THE REORGANIZATION

      The Reorganization is part of a broader restructuring program proposed by Scudder Kemper to respond to changing industry conditions and investor needs. Scudder Kemper seeks to offer the full lineup of the Scudder Family of no-load funds to members of the AARP Investment Program. The expanded offering should position the AARP Investment Program to meet the increasingly diverse needs of current and prospective AARP members.

      Scudder Kemper and AARP have advised the Board that they believe that the proposed changes in the AARP Investment Program from Scudder are in the interests of shareholders of the funds offered through the AARP Investment Program (the "AARP Funds") and AARP members: the Program would consist of forty-three no-load funds compared with the current sixteen and would retain its separate identity with separate statements and lower minimum investments for participating shareholders; six core funds would continue to have a risk managed strategy; education will remain a focus of Scudder Kemper; and AARP will continue to be involved with the Program and is proposed to have board representation.

      As part of this initiative, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises. Scudder Kemper believes, and has advised the boards, that the consolidation of certain funds advised by it would benefit fund shareholders. Scudder Kemper has, therefore, proposed the consolidation of a number of no-load funds advised by it that Scudder Kemper believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the Scudder Funds and the AARP Funds, all of which are advised by Scudder Kemper. Consolidation plans are proposed for other funds that have not gathered enough assets to operate efficiently and, in turn, have relatively high expense ratios. Scudder Kemper believes that these consolidations may help to enhance investment performance of funds and increase efficiency of operations. The Reorganization is also expected to result in lower operating expenses for Acquired Fund shareholders, as described in "Comparison of Expenses" below.

      There are currently five different boards for the no-load funds advised by Scudder Kemper. Scudder Kemper believes, and has proposed to the boards, that creating a single board responsible for most of the no-load funds advised by Scudder Kemper would increase efficiency and benefit fund shareholders.

      As part of this restructuring effort, Scudder Kemper has also proposed the adoption of an administrative fee for most of the no-load funds advised by Scudder Kemper. Under this fee structure, in exchange for payment by the Acquiring Fund of an administrative fee, Scudder Kemper would agree to provide or pay for substantially all services that a fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and would transfer substantially all of the risk of increased costs to Scudder Kemper. Scudder Kemper has proposed that the Acquiring Fund implement such an administrative fee upon the Closing, as described in "Administrative Fee" below.

      The fund consolidations, the adoption of an administrative fee and the creation of a single board are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

REASONS FOR THE PROPOSED REORGANIZATION; BOARD APPROVAL

      Since receiving Scudder Kemper's proposals on September 22, 1999, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

      The Trustees believe that the Reorganization may provide shareholders of the Acquired Fund with the following benefits:

- LOWER EXPENSES. If the Reorganization is approved, Acquired Fund shareholders may benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

- GREATER PREDICTABILITY OF EXPENSES. On or prior to Closing, the Acquiring Fund and Scudder Kemper will enter into an administrative services agreement pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund, and most Acquiring Fund expenses, in return for payment by the Acquiring Fund of a single administrative fee rate. This agreement, which has an initial three year term, will protect the Acquiring Fund's shareholders from increases in the Acquiring Fund's expense ratio attributed to any increases in the costs of providing these services.

- SIMILAR INVESTMENT OBJECTIVES AND POLICIES. Both funds attempt to track the performance of the S&P 500 Index, although the Acquired Fund has more of a yield emphasis than does the Acquiring Fund and, unlike the Acquiring Fund, the Acquired Fund is risk-managed and may not invest in tobacco securities. The combined fund will continue to seek investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index (before fees).

- TAX-FREE REORGANIZATION. Shareholders of the Acquired Fund will exchange their shares for shares of the Acquiring Fund of equal value. It is expected that the transaction will be tax-free for Acquired Fund shareholders.

      For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Trustees of the Acquired Trust, including the Independent Trustees, have concluded that:

- the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

- the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

      ACCORDINGLY, THE TRUSTEES RECOMMEND APPROVAL OF THE PLAN EFFECTING THE REORGANIZATION. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Trustees.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS

      Although the investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund (and, consequently, the risks of investing in either Fund) are similar, there are some differences. The investment objective of the Acquiring Fund is to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The investment objective of the Acquired Fund is to provide long-term capital growth while actively seeking to reduce downside risk as compared with other S&P 500 Index mutual funds. There can be no assurance that either Fund will achieve its investment objective. Both Funds have the same portfolio managers and are managed in a substantially similar manner, except that the Acquired Fund seeks to reduce downside risk. The Acquired Fund seeks to reduce downside risk by emphasizing high-dividend companies.

      The structures of the Acquired Fund and the Acquiring Fund are different. Both Funds attempt to track the performance of the S&P 500 Index, but the Acquiring Fund is a feeder fund in a master/feeder fund arrangement. This means that the Acquiring Fund pursues its objective by investing substantially all of its assets in a master portfolio advised by Bankers Trust Company, the Equity 500 Index Portfolio (the "Portfolio"), which has the same investment objective as the Acquiring Fund. The Acquired Fund invests directly in the stocks which make up the S&P 500 Index.

      The policies and restrictions of the Portfolio and the Acquired Fund differ in some respects. For example, it is a policy of the Portfolio to invest at least 80% of its assets in the common stocks of the companies that comprise the S&P 500 Index, except the stock of Bankers Trust Corporation, parent to the Portfolio's adviser. The Portfolio may invest up to 20% of its assets in short-term debt securities and money market instruments as well as stock index futures and options. The Acquired Fund normally invests at least 95% of its assets in common stocks, futures contracts and options of companies in the S&P 500 Index. It may invest up to 20% of its assets in stock futures contracts and options, and may invest up to 5% of its assets in short-term fixed income securities such as high quality money market securities. The Acquired Fund expects cash and cash equivalents normally to make up no more than 1% of the Acquired Fund's portfolio. The Portfolio seeks a correlation between the performance of the Portfolio (before expenses) and the S&P 500 Index of 98% or better, while the Acquired Fund seeks to track the S&P Index within 1% on an annualized basis (99% correlation). Neither the Portfolio nor the Acquired Fund will purchase every stock included in the S&P 500 Index, so the holdings of the two funds will not be identical. Lastly, the Acquired Fund does not invest in securities issued by tobacco-producing companies and has a stated goal of educating shareholders on investment topics affecting their lives.

      There are no material differences between the fundamental investment restrictions of the Acquiring Fund and the Acquired Fund, as set forth in their respective Statements of Additional Information. There are some differences in the non-fundamental restrictions on the types of instruments in which they can invest. The Acquiring Fund may not borrow money in excess of 10% of the Acquiring Fund's total assets (except for temporary defensive purposes, in which case it may borrow up to one-third of its total assets), while the Acquired Fund has a 5% limit on borrowing (except for temporary defensive purposes). The conditions under which each Fund may make short sales are somewhat different. The Acquired Fund may not enter into reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets. The Acquiring Fund has a limit on such transactions of 1/3 of the value of the Acquiring Fund's assets. The Acquired Fund may not purchase warrants if such a purchase would result in the Acquired Fund holding more than 5% of its total assets in warrants. The Acquiring Fund is not subject to this restriction. The Acquiring Fund has a restriction on pledging, mortgaging or hypothecating any amount greater than 10% of the Acquiring Fund's total assets. The Acquired Fund has no such restriction. Following is a summary of additional restrictions on the Acquiring Fund to which the Acquired Fund is not subject:

The Acquiring Fund may not:

- sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;
-     invest for the purpose of exercising control or management;
- purchase securities issued by an investment company, with some exceptions. This restriction does not prevent the Acquiring Fund from investing all of its assets in the Portfolio;
- write puts and calls on securities unless certain limiting conditions are met;
- buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless certain limiting conditions are met. This policy is more restrictive than a corresponding policy of the Acquired Fund, which prohibits the Acquired Fund from entering into futures contracts or purchasing options on futures contracts unless slightly different, less restrictive conditions are met. The limitation on premiums paid on options is 20% for each Fund. The Acquiring Fund has a limit of 5% of total assets on margin deposits required on futures or options. The Acquired Fund does not have such a limitation, but requires that the aggregate value of the obligations underlying all put options must not exceed 50% of the Acquired Fund's assets. The Acquiring Fund does not have this restriction.

      Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders. Investors should refer to the respective Statements of Additional Information of the Acquiring Fund and the Acquired Fund for a fuller description of each Fund's investment policies and restrictions.

PORTFOLIO TURNOVER

      The average annual portfolio turnover rate for the Acquiring Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 1999 (i.e., prior to the creation of AARP Shares) was 1.1%. The average annual portfolio turnover rate for the Acquired Fund for the fiscal year ended September 30, 1999 was 3.6%.

PERFORMANCE

      The following table compares the investment performance of each Fund, and may provide some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual return for the periods indicated compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.

                           AVERAGE ANNUAL TOTAL RETURN
                    FOR THE PERIODS ENDING DECEMBER 31, 1999

--------------------------------------------------------------------------------

                      Acquiring Fund#    Acquired Fund         Benchmark Index**
                      ---------------    -------------         -----------------
--------------------------------------------------------------------------------
Past year                   20.37%           22.01%                 21.04%
--------------------------------------------------------------------------------
Since Inception*            24.60%            N/A                   25.17%
--------------------------------------------------------------------------------
Since Inception+             N/A             25.81%                 25.83%
--------------------------------------------------------------------------------

# AARP Shares were not offered during the periods covered. Performance shown is for shares of the Acquiring Fund existing during the periods covered.

* The Acquiring Fund's inception date was August 29, 1997.

+ The Acquired Fund's inception date was February 1, 1997.

** Each Fund's benchmark index is the S&P 500 Index, an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

      Total return for each Fund would have been lower during both periods if the Investment Manager had not maintained expenses.

      For management's discussion of the Acquiring Fund's performance for the fiscal year ended December 31, 1999 (prior to the creation of AARP Shares), see Exhibit B attached hereto.

INVESTMENT MANAGER; FEES AND EXPENSES

      Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Fund's Trustees. Shareholders pay no direct charges or fees for investment management or other services. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

      The Investment Manager's management responsibilities pursuant to its arrangement with the Acquiring Fund are limited to monitoring the Fund's investments in the Portfolio, subject to the authority of and supervision by the Acquiring Trust's Board of Trustees. The Investment Manager receives no fee for these services. Should the Acquiring Trust's Board of Trustees determine it is in the best interests of the Acquiring Fund's shareholders to withdraw its investment in the Portfolio, the Investment Manager would become responsible for directly managing the assets of the Acquiring Fund and would receive an annual fee of 0.15% of the Acquiring Fund's average daily net assets. The Investment Manager also provides shareholder and administration services to the Acquiring Fund pursuant to an Administrative Services Agreement. For these services, the Acquiring Fund pays the Investment Manager a fee equal to 0.10% of the Acquiring Fund's average daily net assets. By contract, the total annual Fund operating expenses of the Acquiring Fund are maintained at a maximum of 0.40% of its annual average daily net assets (including the Acquiring Fund's pro rata share of the expenses of the Portfolio) until July 7, 2000 and at a maximum of 0.43% until April 30, 2001. As of December 31, 1999, the Acquiring Fund had total net assets of $328,368,096.

      The Investment Manager receives a fee pursuant to the investment management agreement as compensation for its services on behalf of the Acquired Fund. Pursuant to the Acquired Fund's investment management agreement, the fee payable to Scudder Kemper is calculated using a formula based in part on the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust. The Acquired Fund currently pays the Investment Manager a fee at an annual rate of 0.28% of average daily net assets. By contract, the total annual Fund operating expenses of the Acquired Fund are maintained at a maximum of 0.50% of its annual average daily net assets until January 31, 2001. The fee for the Acquiring Fund is calculated in a different manner than is currently used for the Acquired Fund. Unlike the fee for the Acquired Fund, the Acquiring Fund's fee will not go up or down based on the net assets of other funds managed by the Investment Manager, but it will go up or down based on the net assets of the Acquiring Fund. As of September 30, 1999, the Acquired Fund had total net assets of $576,973,616. For the fiscal year ended September 30, 1999, the Acquired Fund paid the Investment Manager a fee of 0.02% of average daily net assets. The Investment Manager pays a portion of its management fee from the Acquired Fund to AARP Financial Services Corporation ("AFSC") in return for advice and other services relating to AARP Fund investment by AARP members. The fee paid to AFSC is calculated on a daily basis as a percentage of the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust, and decreases with the size of the AARP Investment Program. The fee rate is 0.07% for the first $6 billion, 0.06% for the next $10 billion and 0.05% thereafter.

ADMINISTRATIVE FEE

      On or prior to the Closing, the Acquiring Fund will have entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Acquiring Fund of an administrative services fee (the "Administrative Fee") of 0.25% of average daily net assets. One effect of this arrangement is to make the Acquiring Fund's future expense ratio more predictable. The details of the proposal (including expenses that are not covered) are set out below.

      Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Acquiring Fund pursuant to separate agreements with the Fund, subject to oversight and approval by the Acquiring Trust's trustees. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Acquiring Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Acquiring Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Acquiring Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Acquiring Fund and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for the Acquiring Fund. In addition to the fees it pays under its current investment management agreement with Scudder Kemper, the Acquiring Fund pays the fees and expenses associated with these service arrangements, as well as the Acquiring Fund's insurance, registration, printing, postage and other costs.

      Once the Administration Agreement becomes effective, each Service Provider will continue to provide the services that it currently provides to the Acquiring Fund, as described above, under the current arrangements, except that Scudder Kemper will pay these entities for the provision of their services to the Acquiring Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Acquiring Fund will pay Scudder Kemper the Administrative Fee.

      The proposed Administration Agreement will have an initial term of three years, subject to earlier termination by the Acquiring Trust's trustees. The fee payable by the Acquiring Fund to Scudder Kemper pursuant to the Administration Agreement would be reduced by the amount of any credit received from the Acquiring Fund's custodian for cash balances.

      Certain expenses of the Acquiring Fund would not be borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Acquiring Fund would continue to pay the fees required by its investment management agreement with Scudder Kemper.

COMPARISON OF EXPENSES

      The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Acquiring Fund, and comparing these with the expenses of the Acquired Fund. AS INDICATED BELOW, IT IS EXPECTED THAT THE TOTAL EXPENSE RATIO OF THE ACQUIRING FUND FOLLOWING THE REORGANIZATION WILL BE SUBSTANTIALLY LOWER THAN THE CURRENT EXPENSE RATIO OF THE ACQUIRED FUND. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended December 31, 1999 and on a pro forma basis as of that date and for the period then ended, giving effect to the Reorganization. Information in the tables and examples relating to the Acquiring Fund relates to the Acquiring Fund as a whole prior to the creation of the AARP Shares. Pro Forma information in the tables and examples relates to the AARP Shares and the Class S shares class of the Acquiring Fund.

                        Shareholder Transaction Expenses

--------------------------------------------------------------------------------
                                           Acquiring      Acquired   Pro Forma
                                             Fund           Fund     (Combined)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                       None           None        None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of purchase price or
redemption proceeds)                         None           None        None

--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
imposed on reinvested dividends              None           None        None
--------------------------------------------------------------------------------
Redemption fee (as a percentage of
amount redeemed, if applicable)+             None           None        None
--------------------------------------------------------------------------------

                   Annual Fund Operating Expenses (Unaudited)

--------------------------------------------------------------------------------
                                           ACQUIRING     ACQUIRED   PRO FORMA**
                                             FUND          FUND     (COMBINED)
                                             ----          ----     ----------
--------------------------------------------------------------------------------
Management fees                               0.08%        0.28%       0.08%
--------------------------------------------------------------------------------
Distribution and/or service
(12b-1) fees                                  None         None        None
--------------------------------------------------------------------------------
Other expenses                                0.50%        0.44%       0.35%
--------------------------------------------------------------------------------
Total annual Fund operating expenses          0.58%        0.72%       0.43%
--------------------------------------------------------------------------------
Expense reimbursement                         0.15%        0.22%       N/A
--------------------------------------------------------------------------------
Net annual Fund operating expenses            0.43%*       0.50%#     N/A
--------------------------------------------------------------------------------

+ There is a $5 wire service fee for receiving redemption proceeds via wire.

* By contract, the total annual Fund operating expenses of the Acquiring Fund are maintained at a maximum of 0.40% of its annual average daily net assets until July 7, 2000 and at 0.43% of its annual average daily net assets (including the Acquiring Fund's pro rata share of the expenses of the Portfolio) until April 30, 2001. Annual Fund operating expenses in the table above have been restated to reflect the Acquiring Fund's net annualized operating expenses at 0.43% of average daily net assets. There is no guarantee that these expense waivers will continue beyond July 7, 2000 and April 30, 2001, respectively.

# By contract, the total annual Fund operating expenses of the Acquired Fund are maintained at a maximum of 0.50% of its annual average daily net assets until January 31, 2001. There is no guarantee that this expense waiver will continue beyond January 31, 2001.

** Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

      In evaluating the Proposals, the Independent Trustees focused their consideration on the Acquiring Fund's and the Acquired Fund's estimated expense ratios calculated utilizing Fund net assets at December 31, 1999 (rather than average daily net assets for a full year, as used in the table above), the number of shareholder accounts at that date, and other relevant factors. This calculation resulted in an estimated expense ratio (without reflecting any expense reimbursements) of 0.58% for the Acquiring Fund and 0.69% for the Acquired Fund.

                              EXAMPLES (UNAUDITED)

      Based on the costs above (including one year of capped expenses in each period included in the Acquiring Fund and Acquired Fund columns), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------
                                                                   Pro Forma
Year                Acquiring Fund        Acquired Fund          (Combined) **@
----                --------------        -------------          -----------
--------------------------------------------------------------------------------
1st                      $ 44                  $ 51                   $ 44
--------------------------------------------------------------------------------
3rd                      $171                  $208                   $138
--------------------------------------------------------------------------------
5th                      $309                  $379                   $241
--------------------------------------------------------------------------------
10th                     $711                  $874                   $542
--------------------------------------------------------------------------------

** Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

FINANCIAL HIGHLIGHTS

      The financial highlights table for the Acquiring Fund prior to the creation of the AARP Shares, which is intended to help you understand the Acquiring Fund's financial performance for the past five years, is included in the Acquiring Fund's prospectus dated April 12, 2000, which is included herewith and incorporated herein by reference.

DISTRIBUTION OF SHARES

      Scudder Investor Services, Inc. ("SIS"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of each Fund. SIS charges no direct fees in connection with the distribution of shares of the Funds. Following the Reorganization, Acquiring Fund shareholders will continue to be able to purchase shares of funds in the Scudder Family of Funds on a no-load basis.

PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

      The purchase, redemption and exchange procedures and privileges of the Acquired Fund are identical to those that will be in place for the AARP Shares, except that Acquired Fund shareholders may exchange Acquired Fund shares only into AARP Funds, while AARP Shares shareholders will be able to exchange AARP Shares into AARP Shares of any fund within the Scudder Family of Funds on a no-load basis.

      The minimum balance for non-retirement accounts investing in the AARP Shares will be $1,000, which is lower than the minimum balance for non-retirement accounts investing in the Acquired Fund. The minimum balance for Individual Retirement Accounts ("IRAs") investing in AARP Shares will be $500, as compared to $250 for the Acquired Fund. However, Acquired Fund IRA shareholders receiving AARP Shares as a result of the Reorganization will only be required to meet the Acquired Fund's $250 minimum balance requirement for IRAs. AARP Share shareholders will not currently be charged an annual fee for accounts that fall below the $1,000 minimum balance nor will such sub-minimum accounts currently be subject to involuntary redemption by the Acquiring Fund.

Dividends and other Distributions

      Each of the Funds intends to distribute dividends from its net investment income in March, June, September and December. Both Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

      If the Plan is approved by the Acquired Fund's shareholders, the Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

TAX CONSEQUENCES

      As a condition to the Reorganization, the Acquiring Fund and the Acquired Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Consequences."

II. PRINCIPAL RISK FACTORS

      Because of their similar investment objectives, policies and strategies, the principal risks presented by the Acquiring Fund are similar to those presented by the Acquired Fund. The main risks applicable to each Fund include, among others, market risk and, to a more limited extent, investment risk. Market risk refers to the fact that the market values of common stock can fluctuate based on business performance of the issuing companies, investor perception and general economic or financial market movements. The U.S. stock market tends to be cyclical, with periods when stock prices rise and periods when stock prices generally decline. Stock prices could decline generally or underperform other investments. Investment risk refers to the fact that the investment adviser, to the extent it employs futures and options strategies, may expose a Fund to volatility and loss because of, for example, the Adviser's incorrect judgment as to certain market movements or the inability to close out a transaction due to an illiquid secondary market. Also, the performance of the Acquired Fund or of the Portfolio and, consequently, the Acquiring Fund may not be able to mirror the S&P 500 Index closely enough to meet the S&P 500 Index's performance for a number of reasons, including transaction expenses. Because the Acquiring Fund does not actively seek to reduce downside risk as compared with other S&P 500 Index mutual funds, as does the Acquired Fund, it may present more significant risks than the Acquired Fund in a weak market.

      For a further discussion of the investment techniques and risk factors applicable to the Acquired Fund and the Acquiring Fund, see the "Investment Objectives, Policies and Restrictions of the Funds" herein, and the Prospectuses and Statements of Additional Information for the Funds, which are incorporated by reference herein.

III. THE PROPOSED TRANSACTION

DESCRIPTION OF THE PLAN

      As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund as of the close of business on the Valuation Date. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquired Fund will distribute the AARP Shares received in the exchange to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund will be abolished as a series of the Acquired Trust.

      Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund immediately as of the close of business on the Valuation Date. Such shares will be held in an account with the Acquiring Trust identical in all material respects to the account currently maintained by the Acquired Trust for such shareholder, except as noted above. In the interest of economy and convenience, AARP Shares issued to the Acquired Fund's shareholders will be in uncertificated form.

      Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's transfer agent of a redemption request in proper form. Redemption requests received by the transfer agent after the Closing will be treated as requests received for the redemption of AARP Shares received by the shareholder in connection with the Reorganization.

      The obligations of each Trust on behalf of each of the Acquired Fund and the Acquiring Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of either Trust, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

      Scudder Kemper will pay the Acquiring Fund's allocable share of expenses associated with the Reorganization. The Acquired Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $532,842 for the Acquired Fund (approximately $0.0202 per share, based on December 31, 1999 net assets for the Acquired Fund).

BOARD APPROVAL OF THE PROPOSED TRANSACTION

      Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Acquired Fund at a meeting held on September 22, 1999. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to restructure many of the mutual funds advised by it that are currently offered to retail investors (see "Synopsis - Background of the Reorganization"). This initiative includes four major components:

      (i) The combination of funds with similar investment objectives and policies, including in particular the combination of the AARP Funds with similar Scudder Funds currently offered to the general public;

      (ii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

      (iii) The implementation of an administration agreement for each fund, covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

      (iv) The consolidation of the separate boards currently responsible for overseeing several groups of no-load funds managed by Scudder Kemper into a single board.

      The Independent Trustees of the Acquired Fund reviewed the potential implications of these proposals for the Acquired Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the September 22 meeting, the Independent Trustees met in person or by telephone on a number of occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. On a number of occasions, these meetings included representatives of the independent trustees or directors of other funds affected by these proposals. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

      Following the conclusion of this process, the Independent Trustees of the Acquired Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

      On February 7, 2000, the Board of the Acquired Fund, including the Independent Trustees of the Acquired Fund, approved the terms of the Reorganization and certain related proposals. At the February 7, 2000 meeting, the Independent Trustees also agreed to recommend that the Reorganization be approved by the Acquired Fund's shareholders.

      In determining to recommend that the shareholders of the Acquired Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Acquired Fund and the estimated operating expenses of the Acquiring Fund, and between the estimated operating expenses of the Acquiring Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Acquired Fund's and the Acquiring Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to the Acquiring Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Acquired Fund and the Acquiring Fund; (f) the costs to be borne by the Acquired Fund, the Acquiring Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for the Acquiring Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Acquired Fund, the Acquiring Fund and their respective shareholders; and (i) the investment performance of the Acquired Fund and the Acquiring Fund.

      The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of the Acquiring Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of the Acquiring Fund's Administrative Fee for an initial three-year period. Because the Acquiring Fund will pay only its stated Administrative Fee rate for such services and expenses regardless of changes in actual costs, the Acquiring Fund's shareholders will be protected from increases in the Acquiring Fund's expense ratio attributable to increases in such actual costs. The Board also considered the protection this would afford shareholders if the Acquiring Fund's net assets declined as a result of market fluctuations or net redemptions.

      The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Acquired Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is substantially lower than the current expense ratio for the Acquired Fund. The Board also considered that the Reorganization would permit the shareholders of the Acquired Fund to pursue substantially similar investment goals in a larger fund.

      Finally, the Trustees concluded that the shareholders of the Acquired Fund would be better served by having their interests represented by a single board of trustees with responsibility for overseeing substantially all of the funds to be marketed as a "family of funds" through Scudder's no-load distribution channels. Accordingly, the Trustees agreed to recommend the election of a new consolidated board comprised of representatives of each of the various boards currently serving as Trustees of these funds.

      Based on all of the foregoing, the Board concluded that the Acquired Fund's participation in the Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund's shareholders. THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE REORGANIZATION.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

      The Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated September 24, 1984, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. The Acquiring Fund is one of eight series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The Trustees of the Acquiring Trust have authorized the division of the Acquiring Fund into two classes, Class S shares and AARP Shares. It is anticipated that this division will occur prior to the Closing and that shares of the Acquiring Fund existing at that time will be redesignated as Class S shares of the Acquiring Fund. If AARP Shares are not created prior to the Closing, then the Reorganization will not be consummated. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      Each share of each class of the Acquiring Fund represents an interest in the Acquiring Fund that is equal to and proportionate with each other share of that class of the Acquiring Fund. Acquiring Fund shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote. The Acquiring Trust is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In the event that shareholders of the Acquiring Trust wish to communicate with other shareholders concerning the removal of any Trustee, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

      In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

FEDERAL INCOME TAX CONSEQUENCES

      The Reorganization is conditioned upon the receipt by the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of the AARP Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer;
(iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the AARP Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the AARP Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of AARP Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund.

      While the Acquired Trust is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each Fund as of December 31, 1999 (i.e., prior to the creation of AARP Shares) and, on a pro forma basis, as of that date, giving effect to the Reorganization:

--------------------------------------------------------------------------------------------------------
                                                                       PRO FORMA           PRO FORMA
                                     ACQUIRING FUND   ACQUIRED FUND   ADJUSTMENTS         COMBINED(1)
                                     --------------   -------------   -----------         --------
--------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------
Class S Shares                         $328,368,096                                       $328,368,096(2)
--------------------------------------------------------------------------------------------------------
AARP Shares                                            $735,598,601     (532,842)(3)       735,065,759
                                                                                           -----------
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $1,063,433,855
--------------------------------------------------------------------------------------------------------
Shares Outstanding
--------------------------------------------------------------------------------------------------------
Class S Shares                           16,751,366                                         16,751,366
--------------------------------------------------------------------------------------------------------
AARP Shares                                              26,354,882   11,148,473            37,503,355
--------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------------------------------
Class S Share                                $19.60                                             $19.60
--------------------------------------------------------------------------------------------------------
AARP Shares                                                  $27.91                             $19.60
--------------------------------------------------------------------------------------------------------

(1) Assumes the Reorganization had been consummated on December 31, 1999, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of the Administrative Fee for the Acquiring Fund.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Acquired Fund.

 THE BOARD OF TRUSTEES OF AARP GROWTH TRUST RECOMMENDS THAT THE SHAREHOLDERS OF
          AARP U.S. STOCK INDEX FUND VOTE IN FAVOR OF THIS PROPOSAL 2.

     PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
                                  ACCOUNTANTS

      The Board of the Acquired Trust, including a majority of the Independent Trustees, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Acquired Fund for the Acquired Fund's current fiscal year. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

 THE BOARD OF TRUSTEES OF AARP GROWTH TRUST RECOMMENDS THAT THE SHAREHOLDERS OF
          AARP U.S. STOCK INDEX FUND VOTE IN FAVOR OF THIS PROPOSAL 3.

                             ADDITIONAL INFORMATION

INFORMATION ABOUT THE FUNDS

      Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-225-2470.

      The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the Securities and Exchange Commission. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648.. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the Statements of Additional Information for the Acquiring Trust and the Acquired Trust, materials that are incorporated by reference into the prospectuses and Statements of Additional Information, and other information about the Acquiring Trust, the Acquired Trust and the Funds.

INTERESTS OF CERTAIN PERSONS

      The Investment Manager has a financial interest in the Reorganization, arising from the fact that its fee under its investment management agreement with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases. The amount of those assets will increase by virtue of the Reorganization. See "Synopsis - Fees and Expenses."

GENERAL

      PROXY SOLICITATION. Proxy solicitation costs will be considered Reorganziation expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

      This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about April 18, 2000 or as soon as practicable thereafter. Any Acquired Fund shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Acquired Fund, c/o Scudder Kemper Investments, Inc., at the address for the Acquired Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

      The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of the Acquired Trust (for a trust-wide vote) or the Acquired Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Acquired Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

      Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting at the Meeting. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Acquired Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on Proposal 1, and will have the effect of a "no" vote on Proposals 2 and 3.

      Holders of record of the shares of the Acquired Fund at the close of business on April 17, 2000 (the "Record Date") will be entitled to one vote per share on all business of the Meeting. As of [date], there were ____________ shares of the Acquired Fund outstanding.

      As of [date], the officers and Trustees of the Acquiring Trust as a group owned beneficially [less than 1%][__%] of the outstanding shares of the Acquiring Fund. [Appendix __ hereto sets forth the beneficial owners of at least 5% of each Fund's shares.] To the best of each Trust's knowledge, as of _______________, no person owned beneficially more than 5% of either Fund's outstanding shares[, except as stated on Appendix __.]

      Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $42,933. As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

      In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at 1-800 605-1203. Any proxy given by a shareholder is revocable until voted at the Meeting.

      Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

      Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

      Other Matters to Come Before the Meeting. No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the Acquired Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,


[signature]
Kathryn L. Quirk
Secretary

                                INDEX OF EXHIBITS

EXHIBIT A:    AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT B:    MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUND'S PERFORMANCE FOR
              ITS MOST RECENT FISCAL YEAR [TO BE PROVIDED].

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________, 2000, by and between Investment Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder S&P 500 Index Fund (the "Acquiring Fund"), a separate series of the Acquiring Trust, and AARP Growth Trust (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of AARP U.S. Stock Index Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust. The principal place of business of each Trust is Two International Place, Boston, Massachusetts 02110-4103

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the AARP Shares class of shares ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

      1.3. THE ACQUIRED FUND WILL ENDEAVOR TO DISCHARGE ALL OF ITS KNOWN LIABILITIES AND OBLIGATIONS PRIOR TO THE CLOSING DATE AS DEFINED IN SECTION 3.1.

      1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

      1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund AS SOON AS PRACTICABLE FOLLOWING THE CLOSING DATE.

2. VALUATION

      2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust, as amended, and then-current prospectus or statement of additional information.

      2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

      2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

      2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3. CLOSING AND CLOSING DATE

      3.1. The Closing of the transactions contemplated by this Agreement shall be September 11, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m.., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

      3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

      3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.4. Scudder Service Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

      3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

      4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (D) OTHER THAN WITH RESPECT TO CONTRACTS ENTERED INTO IN CONNECTION WITH THE PORTFOLIO MANAGEMENT OF THE ACQUIRED FUND WHICH SHALL TERMINATE ON OR PRIOR TO THE CLOSING DATE, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended

September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred EXCEPT AS OTHERWISE DISCLOSED TO AND ACCEPTED IN WRITING BY THE ACQUIRING FUND. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

      (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired
Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

      (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

      (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

      (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

      4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

      (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred EXCEPT AS OTHERWISE DISCLOSED TO AND ACCEPTED IN WRITING BY THE ACQUIRED FUND. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, NOR IS THERE OUTSTANDING ANY SECURITY CONVERTIBLE INTO ANY OF THE ACQUIRING FUND SHARES;

      (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund).

      (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

      (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include
(i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and
(b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

      5.2. UPON REASONABLE NOTICE, THE ACQUIRING FUND'S OFFICERS AND AGENTS SHALL HAVE REASONABLE ACCESS TO THE ACQUIRED FUND'S BOOKS AND RECORDS NECESSARY TO MAINTAIN CURRENT KNOWLEDGE OF THE ACQUIRED FUND AND TO ENSURE THAT THE REPRESENTATIONS AND WARRANTIES MADE BY THE ACQUIRED FUND ARE ACCURATE.

      5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than July 11, 2000.

      5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

      5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

      5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

      5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and
(ii) assume the liabilities from the Acquired Fund.

      5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

      6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

      6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

      6.5 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") in a form reasonably satisfactory to the Acquired Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

      7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

      7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

      7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

      7.6 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the Acquiring Fund shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Fund and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9. INDEMNIFICATION

      9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. FEES AND EXPENSES

      10.1. Each of the Acquiring Fund on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

      10.2. Scudder Kemper will pay the Acquiring Fund's allocable share of expenses associated with the Reorganization. The Acquired Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $532,842 for the Acquired Fund (approximately $0.0202 per share, based on December 31, 1999 net assets for the Acquired Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. The Acquired Fund shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

      12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 11, 2000, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603,
Attention: Sheldon A. Jones, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Sheldon A. Jones, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

      15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      15.4. REFERENCES IN THIS AGREEMENT TO EACH TRUST MEAN AND REFER TO THE BOARD MEMBERS OF THE TRUST FROM TIME TO TIME SERVING UNDER ITS DECLARATION OF TRUST ON FILE WITH THE SECRETARY OF STATE OF THE COMMONWEALTH OF MASSACHUSETTS, AS THE SAME MAY BE AMENDED FROM TIME TO TIME, PURSUANT TO WHICH THE TRUST CONDUCTS ITS BUSINESS. IT IS EXPRESSLY AGREED THAT THE OBLIGATIONS OF EACH TRUST HEREUNDER SHALL NOT BE BINDING UPON ANY OF THE BOARD MEMBERS, SHAREHOLDERS, NOMINEES, OFFICERS, AGENTS, OR EMPLOYEES OF THE TRUSTS OR THE FUNDS PERSONALLY, BUT BIND ONLY THE RESPECTIVE PROPERTY OF THE FUNDS, AS PROVIDED IN EACH TRUST'S DECLARATION OF TRUST. MOREOVER, NO SERIES OF EITHER TRUST OTHER THAN THE FUNDS SHALL BE RESPONSIBLE FOR THE OBLIGATIONS OF THE TRUSTS HEREUNDER, AND ALL PERSONS SHALL LOOK ONLY TO THE ASSETS OF THE FUNDS TO SATISFY THE OBLIGATIONS OF THE TRUSTS HEREUNDER. THE EXECUTION AND THE DELIVERY OF THIS AGREEMENT HAVE BEEN AUTHORIZED BY EACH TRUST'S BOARD MEMBERS, ON BEHALF OF THE APPLICABLE FUND, AND THIS AGREEMENT HAS BEEN SIGNED BY AUTHORIZED OFFICERS OF EACH FUND ACTING AS SUCH, AND NEITHER SUCH AUTHORIZATION BY SUCH BOARD MEMBERS, NOR SUCH EXECUTION AND DELIVERY BY SUCH OFFICERS, SHALL BE DEEMED TO HAVE BEEN MADE BY ANY OF THEM INDIVIDUALLY OR TO IMPOSE ANY LIABILITY ON ANY OF THEM PERSONALLY, BUT SHALL BIND ONLY THE RESPECTIVE PROPERTY OF THE FUNDS, AS PROVIDED IN EACH TRUST'S DECLARATION OF TRUST.

      Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

      15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                 AARP GROWTH TRUST
                                        on behalf of AARP U.S. Stock Index Fund

-------------------------
Secretary
                                        ----------------------------------------

                                        By:
                                            ------------------------------------
                                        Its:
                                             -----------------------------------

Attest:                                 INVESTMENT TRUST
                                        on behalf of Scudder S&P 500 Index Fund
-------------------------
Secretary
                                        ----------------------------------------

                                        By:
                                            ------------------------------------
                                        Its:
                                             -----------------------------------

AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.


-------------------------
By:
    ---------------------
Its:
     --------------------

                                   APPENDIX 1

FUND SHARES OWNED BY NOMINEES AND TRUSTEES

         Many of the Nominees and Trustees own shares of the series of the Acquired Trust and of other funds in the Scudder Family of Funds and AARP Funds, allocating their investments among such funds based on their individual investment needs. The following table sets forth, for each Nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of January 31, 2000. The information as to beneficial ownership is based on statements furnished to the Acquired Trust by each Nominee and Trustee. Unless otherwise noted, beneficial ownership is based on sole voting and investment power. [Each Nominee's and Trustee's individual shareholdings of any series of the Acquired Trust constitute less than 1% of the shares outstanding of such fund.] [As a group, the Trustees and officers own less than 1% of the shares of any series of the Acquired Trust.]


----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
                                 AARP        AARP          AARP
                               BALANCED     CAPITAL       GLOBAL      AARP         AARP      AARP SMALL  AARP U.S.
                              STOCK AND     GROWTH        GROWTH   GROWTH AND  INTERNATIONAL  COMPANY      STOCK
                              BOND FUND      FUND          FUND    INCOME FUND  STOCK FUND   STOCK FUND  INDEX FUND
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Carole Lewis Anderson(1)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Adelaide Attard(2)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Henry P. Becton, Jr.(3)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Robert N. Butler, M.D.(4)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Linda C. Coughlin(5)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Horace B. Deets(6)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Dawn-Marie Driscoll(7)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Edgar R. Fiedler(8)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Lt. Gen. Eugene P.
Forrester(9)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Keith R. Fox(10)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
George L. Maddox, Jr.(11)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Robert J. Myers(12)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
James H. Schulz(13)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Gordon Shillinglaw(14)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Joan Edelman Spero(15)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Jean Gleason Stromberg(16)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Jean C. Tempel(17)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
Steven Zaleznick(18)
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
[All Trustees and Officers
as a Group]
----------------------------- ----------- ------------ ----------- ----------- ------------ ----------- -----------


(1) As of January 31, 2000, Ms. Anderson's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(2) As of January 31, 2000, Ms. Attard's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(3) As of January 31, 2000, Mr. Becton's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(4) As of January 31, 2000, Dr. Butler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(5) As of January 31, 2000, Ms. Coughlin's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(6) As of January 31, 2000, Mr. Deets's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(7) As of January 31, 2000, Ms. Driscoll's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(8) As of January 31, 2000, Mr. Fiedler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(9) As of January 31, 2000, Lt. Gen. Forrester's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(10) As of January 31, 2000, Mr. Fox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(11) As of January 31, 2000, Mr. Maddox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(12) As of January 31, 2000, Mr. Myers's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(13) As of January 31, 2000, Mr. Schulz's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(14) As of January 31, 2000, Dr. Shillinglaw's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(15) As of January 31, 2000, Ms. Spero's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(16) As of January 31, 2000, Ms. Stromberg's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(17) As of January 31, 2000, Ms. Tempel's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(18) As of January 31, 2000, Mr. Zaleznick's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

                                   Appendix 2

                       Beneficial Ownership of Fund Shares

This proxy statement/prospectus is accompanied by the Aquiring Fund's prospectus dated April 12, 2000, which was previously filed with the Commission via EDGAR on February 11, 2000 (File No.2-13628) and is incorporated by reference herein.

                                     PART B

                                INVESTMENT TRUST

--------------------------------------------------------------------------------
                       Statement of Additional Information
                                     [date]
--------------------------------------------------------------------------------

Acquisition of the Assets of                By and in Exchange for Shares of
AARP U.S. Stock Index Fund (the "Acquired   Scudder S&P 500 Index Fund (the
Fund"), a series of AARP Growth Trust       "Acquiring Fund"), a series of
Two International Place                     Investment Trust (the "Acquiring
Boston, MA 02110-4103                       Trust")
                                            Two International Place
                                            Boston, MA 02110-4103

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby the Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the "Reorganization").

This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Acquiring Fund's statement of additional information dated April 12, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on February 11, 2000 (File No. 2-13628) and is incorporated by reference herein.

2. The Acquiring Fund's annual report to shareholders for the fiscal year ended December 31, 1999, which was previously filed with the Commission via EDGAR on _________, 199_ (File No. ___________) and is incorporated by reference herein.

3. The Acquired Fund's prospectus dated February 1, 2000, which was previously filed with the Commission via EDGAR on February 1, 2000 (File No. 2-91578) and is incorporated by reference herein.

4. The Acquired Fund's statement of additional information dated February 1, 2000, which was previously filed with the Commission via EDGAR on February 1, 2000 (File No. 2-91578) and is incorporated by reference herein.

5. The Acquired Fund's annual report to shareholders for the fiscal year ended September 30, 1999, which was previously filed with the Commission via EDGAR on December 3, 1999 (File No. 811-04048) and is incorporated by reference herein.

6. The financial statements and schedules of the Acquiring Fund and the Acquired Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated ____________________ relating to the Reorganization may be obtained by writing the Acquired Fund at Two International Place, Boston, MA 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-225-2470. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

Pro Forma
Portfolio of Investments
as of December 31, 1999 (Unaudited)


                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
     Repurchase Agreements
                                State Street Bank and Trust Company, 15,415,000  (15,415,000)    0
                                2.800%, 01/03/2000




  U. S. Treasury Obligations

                                U.S. Treasury Bill, 5.100%,            750,000    (750,000)      0
                                04/06/2000




         Common Stocks


Consumer Discretionary


        Apparel & Shoes
                                Liz Claiborne, Inc.                      400        (400)        0

                                Nike, Inc. "B"                         12,600     (12,600)       0

                                Russell Corp.                          60,100     (60,100)       0



   Department & Chain Stores
                                Best Buy Co., Inc.                     17,000     (17,000)       0

                                CVS Corp.                              11,700     (11,700)       0

                                Consolidated Stores Corp.                300        (300)        0

                                Costco Wholesale Corp.                 16,600     (16,600)       0

                                Dayton Hudson Corp.                    32,200     (32,200)       0

                                Dillard's Inc.                           100        (100)        0

                                Dollar General Corp.                    2,968      (2,968)       0

                                Federated Department Stores, Inc.       2,400      (2,400)       0

                                Gap, Inc.                              57,925     (57,925)       0

                                Home Depot, Inc.                       136,800    (136,800)      0

                                J.C. Penney Co., Inc.                  71,000     (71,000)       0

                                Kmart Corp.                             2,800      (2,800)       0

                                Kohl's Corp.                            9,500      (9,500)       0

                                Longs Drug Stores, Inc.                  600        (600)        0

                                Lowe's Companies, Inc.                 23,000     (23,000)       0

                                May Department Stores                  24,150     (24,150)       0

                                Neiman Marcus Group, Inc.                30         (30)         0

                                Nordstrom, Inc.                         4,700      (4,700)       0

                                Rite Aid Corp.                         15,700     (15,700)       0

                                Sears, Roebuck & Co.                   22,800     (22,800)       0

                                TJX Companies, Inc. (New)              12,200     (12,200)       0

                                The Limited, Inc.                      10,214     (10,214)       0

                                Wal-Mart Stores, Inc.                  207,900    (207,900)      0

                                Walgreen Co.                           65,000     (65,000)       0



       Home Furnishings
                                Newell Rubbermaid, Inc.                16,000     (16,000)       0

                                Tupperware Corp.                       51,600     (51,600)       0



       Hotels & Casinos
                                Carnival Corp. "A"                     41,900     (41,900)       0

                                Hilton Hotels Corp.                     3,100      (3,100)       0

                                Marriott International, Inc. "A"        3,600      (3,600)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
     Repurchase Agreements
                                State Street Bank and Trust Company,   15,415,000  (15,415,000)       0
                                2.800%, 01/03/2000




  U. S. Treasury Obligations

                                U.S. Treasury Bill, 5.100%,             739,815     (739,815)         0
                                04/06/2000




         Common Stocks


Consumer Discretionary


        Apparel & Shoes
                                Liz Claiborne, Inc.                      15,050      (15,050)         0

                                Nike, Inc. "B"                          624,488     (624,488)         0

                                Russell Corp.                          1,006,675   (1,006,675)        0



   Department & Chain Stores
                                Best Buy Co., Inc.                      853,188     (853,188)         0

                                CVS Corp.                               467,269     (467,269)         0

                                Consolidated Stores Corp.                4,875       (4,875)          0

                                Costco Wholesale Corp.                 1,514,750   (1,514,750)        0

                                Dayton Hudson Corp.                    2,364,688   (2,364,688)        0

                                Dillard's Inc.                           2,019       (2,019)          0

                                Dollar General Corp.                     67,522      (67,522)         0

                                Federated Department Stores, Inc.       121,350     (121,350)         0

                                Gap, Inc.                              2,664,550   (2,664,550)        0

                                Home Depot, Inc.                       9,379,350   (9,379,350)        0

                                J.C. Penney Co., Inc.                  1,415,563   (1,415,563)        0

                                Kmart Corp.                              28,175      (28,175)         0

                                Kohl's Corp.                            685,781     (685,781)         0

                                Longs Drug Stores, Inc.                  15,488      (15,488)         0

                                Lowe's Companies, Inc.                 1,374,250   (1,374,250)        0

                                May Department Stores                   778,838     (778,838)         0

                                Neiman Marcus Group, Inc.                 808         (808)           0

                                Nordstrom, Inc.                         123,081     (123,081)         0

                                Rite Aid Corp.                          175,644     (175,644)         0

                                Sears, Roebuck & Co.                    693,975     (693,975)         0

                                TJX Companies, Inc. (New)               249,338     (249,338)         0

                                The Limited, Inc.                       442,394     (442,394)         0

                                Wal-Mart Stores, Inc.                  14,371,088  (14,371,088)       0

                                Walgreen Co.                           1,901,250   (1,901,250)        0



       Home Furnishings
                                Newell Rubbermaid, Inc.                 464,000     (464,000)         0

                                Tupperware Corp.                        873,975     (873,975)         0



       Hotels & Casinos
                                Carnival Corp. "A"                     2,003,344   (2,003,344)        0

                                Hilton Hotels Corp.                      29,838      (29,838)         0

                                Marriott International, Inc. "A"        113,625     (113,625)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
     Recreational Products
                                Brunswick Corp.                        11,300     (11,300)       0

                                Hasbro, Inc.                            1,875      (1,875)       0

                                Mattel, Inc.                           25,600     (25,600)       0



          Restaurants
                                Darden Restaurants Inc.                  100        (100)        0

                                McDonald's Corp.                       86,600     (86,600)       0

                                Tricon Global Restaurants               7,720      (7,720)       0

                                Wendy's International, Inc.              100        (100)        0



      Specialty Products
                                AutoZone, Inc.                           100        (100)        0

                                Circuit City Stores, Inc.              17,400     (17,400)       0

                                Office Depot, Inc.                      5,700      (5,700)       0

                                Pep Boys - Manny, Moe & Jack             100        (100)        0

                                Staples, Inc.                          24,100     (24,100)       0

                                Tandy Corp.                             9,600      (9,600)       0

                                Toys "R" Us, Inc.                        100        (100)        0



Consumer Staples


       Alcohol & Tobacco
                                Anheuser-Busch Companies, Inc.         16,700     (16,700)       0

                                Seagram Co., Ltd.                      15,100     (15,100)       0




     Consumer Electronic &
         Photographic

                                Eastman Kodak Co.                      25,600     (25,600)       0

                                Maytag Corp.                            1,400      (1,400)       0

                                Polaroid Corp.                           100        (100)        0

                                Whirlpool Corp.                         9,200      (9,200)       0



Consumer Specialties
                                American Greeting Corp., "A"            8,900      (8,900)       0

                                Jostens, Inc.                          82,700     (82,700)       0



            Farming
                                Archer-Daniels-Midland Co.               115        (115)        0



        Food & Beverage
                                Agribrands International, Inc.           20         (20)         0

                                Albertson's, Inc.                       7,164      (7,164)       0

                                Bestfoods                               3,400      (3,400)       0

                                Campbell Soup Co.                       9,600      (9,600)       0

                                Coca-Cola Co., Inc.                    118,500    (118,500)      0

                                Coca-Cola Enterprises                  23,800     (23,800)       0

                                ConAgra, Inc.                          40,400     (40,400)       0

                                General Mills, Inc.                    10,800     (10,800)       0

                                H.J. Heinz Co.                         25,900     (25,900)       0

                                Hershey Foods Corp.                      100        (100)        0

                                Kellogg Co.                            24,200     (24,200)       0

                                Kroger Co.                             42,800     (42,800)       0

                                Nabisco Group Holdings                 103,700    (103,700)      0

                                PepsiCo, Inc.                          94,600     (94,600)       0

                                Quaker Oats Co.                         6,100      (6,100)       0

                                Ralston Purina Group                    1,500      (1,500)       0

                                SUPERVALU, Inc.                         2,000      (2,000)       0

                                Safeway, Inc.                          27,700     (27,700)       0

                                Unilever NV(New York Shares)           42,403     (42,403)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
     Recreational Products
                                Brunswick Corp.                         251,425     (251,425)         0

                                Hasbro, Inc.                             35,742      (35,742)         0

                                Mattel, Inc.                            336,000     (336,000)         0



          Restaurants
                                Darden Restaurants Inc.                  1,813       (1,813)          0

                                McDonald's Corp.                       3,491,063   (3,491,063)        0

                                Tricon Global Restaurants               298,185     (298,185)         0

                                Wendy's International, Inc.              2,063       (2,063)          0



      Specialty Products
                                AutoZone, Inc.                           3,231       (3,231)          0

                                Circuit City Stores, Inc.               784,088     (784,088)         0

                                Office Depot, Inc.                       62,344      (62,344)         0

                                Pep Boys - Manny, Moe & Jack              913         (913)           0

                                Staples, Inc.                           500,075     (500,075)         0

                                Tandy Corp.                             472,200     (472,200)         0

                                Toys "R" Us, Inc.                        1,431       (1,431)          0



Consumer Staples


       Alcohol & Tobacco
                                Anheuser-Busch Companies, Inc.         1,183,613   (1,183,613)        0

                                Seagram Co., Ltd.                       678,556     (678,556)         0




     Consumer Electronic &
         Photographic

                                Eastman Kodak Co.                      1,696,000   (1,696,000)        0

                                Maytag Corp.                             67,200      (67,200)         0

                                Polaroid Corp.                           1,881       (1,881)          0

                                Whirlpool Corp.                         598,575     (598,575)         0



Consumer Specialties
                                American Greeting Corp., "A"            210,263     (210,263)         0

                                Jostens, Inc.                          2,010,644   (2,010,644)        0



            Farming
                                Archer-Daniels-Midland Co.               1,402       (1,402)          0



        Food & Beverage
                                Agribrands International, Inc.            920         (920)           0

                                Albertson's, Inc.                       231,039     (231,039)         0

                                Bestfoods                               178,713     (178,713)         0

                                Campbell Soup Co.                       371,400     (371,400)         0

                                Coca-Cola Co., Inc.                    6,902,625   (6,902,625)        0

                                Coca-Cola Enterprises                   478,975     (478,975)         0

                                ConAgra, Inc.                           911,525     (911,525)         0

                                General Mills, Inc.                     386,100     (386,100)         0

                                H.J. Heinz Co.                         1,031,144   (1,031,144)        0

                                Hershey Foods Corp.                      4,750       (4,750)          0

                                Kellogg Co.                             745,663     (745,663)         0

                                Kroger Co.                              807,850     (807,850)         0

                                Nabisco Group Holdings                 1,101,813   (1,101,813)        0

                                PepsiCo, Inc.                          3,334,650   (3,334,650)        0

                                Quaker Oats Co.                         400,313     (400,313)         0

                                Ralston Purina Group                     41,813      (41,813)         0

                                SUPERVALU, Inc.                          40,000      (40,000)         0

                                Safeway, Inc.                           985,081     (985,081)         0

                                Unilever NV(New York Shares)           2,308,313   (2,308,313)        0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                William Wrigley Jr. Co.                  100        (100)        0

                                Winn-Dixie Stores, Inc.                 9,900      (9,900)       0



    Package Goods/Cosmetics
                                Avon Products, Inc.                    21,700     (21,700)       0

                                Clorox Co.                             10,000     (10,000)       0

                                Colgate-Palmolive Co.                  47,500     (47,500)       0

                                Gillette Co.                           76,700     (76,700)       0

                                International Flavors & Fragrances,    43,000     (43,000)       0
                                Inc.

                                Kimberly-Clark Corp.                   30,400     (30,400)       0

                                Procter & Gamble Co.                   63,500     (63,500)       0



           Textiles

                                Springs Industries, Inc. "A"           27,200     (27,200)       0

                                VF Corp.                                3,300      (3,300)       0



Health


         Biotechnology
                                Amgen, Inc.                            81,600     (81,600)       0

                                PE Corp-PE Biosystems Group             5,400      (5,400)       0



   Health Industry Services
                                Cardinal Health, Inc.                  19,050     (19,050)       0

                                HEALTHSOUTH Corp.                       6,000      (6,000)       0

                                Humana Inc.                              800        (800)        0

                                IMS Health, Inc.                       12,700     (12,700)       0

                                McKesson HBOC, Inc.                     9,900      (9,900)       0

                                PerkinElmer, Inc.                       4,400      (4,400)       0

                                Quintiles Transnational Corp.           6,700      (6,700)       0

                                Shared Medical Systems Corp.            1,400      (1,400)       0

                                United Healthcare Corp.                12,000     (12,000)       0

                                Wellpoint Health Networks, Inc.         2,700      (2,700)       0



      Hospital Management

                                Columbia/HCA Healthcare Corp.          26,800     (26,800)       0

                                LifePoint Hospitals, Inc.                 1          (1)         0

                                Tenet Healthcare Corp.                   500        (500)        0

                                Triad Hospitals, Inc.                     1          (1)         0



  Medical Supply & Specialty
                                Bausch & Lomb, Inc.                     5,400      (5,400)       0

                                Baxter International, Inc.             22,600     (22,600)       0

                                Becton, Dickinson & Co.                 8,800      (8,800)       0

                                Biomet, Inc.                            5,600      (5,600)       0

                                Boston Scientific Corp.                20,100     (20,100)       0

                                C.R. Bard, Inc.                        10,500     (10,500)       0

                                Guidant Corp.                          22,500     (22,500)       0

                                Mallinckrodt, Inc.                      5,900      (5,900)       0

                                Medtronic, Inc.                        94,700     (94,700)       0

                                St. Jude Medical, Inc.                   600        (600)        0



        Pharmaceuticals
                                Abbott Laboratories                    113,800    (113,800)      0

                                Allergan Specialty Therapeutics,          5          (5)         0
                                Inc.

                                Allergan, Inc.                         13,600     (13,600)       0

                                Alza Corp.                              2,000      (2,000)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                William Wrigley Jr. Co.                  8,294       (8,294)          0

                                Winn-Dixie Stores, Inc.                 236,981     (236,981)         0



    Package Goods/Cosmetics
                                Avon Products, Inc.                     716,100     (716,100)         0

                                Clorox Co.                              503,750     (503,750)         0

                                Colgate-Palmolive Co.                  3,087,500   (3,087,500)        0

                                Gillette Co.                           3,159,081   (3,159,081)        0

                                International Flavors & Fragrances,    1,623,250   (1,623,250)        0
                                Inc.

                                Kimberly-Clark Corp.                   1,983,600   (1,983,600)        0

                                Procter & Gamble Co.                   6,957,219   (6,957,219)        0



           Textiles

                                Springs Industries, Inc. "A"           1,086,300   (1,086,300)        0

                                VF Corp.                                 99,000      (99,000)         0



Health


         Biotechnology
                                Amgen, Inc.                            4,901,100   (4,901,100)        0

                                PE Corp-PE Biosystems Group             649,688     (649,688)         0



   Health Industry Services
                                Cardinal Health, Inc.                   912,019     (912,019)         0

                                HEALTHSOUTH Corp.                        32,250      (32,250)         0

                                Humana Inc.                              6,550       (6,550)          0

                                IMS Health, Inc.                        345,281     (345,281)         0

                                McKesson HBOC, Inc.                     223,369     (223,369)         0

                                PerkinElmer, Inc.                       183,425     (183,425)         0

                                Quintiles Transnational Corp.           125,206     (125,206)         0

                                Shared Medical Systems Corp.             71,313      (71,313)         0

                                United Healthcare Corp.                 637,500     (637,500)         0

                                Wellpoint Health Networks, Inc.         178,031     (178,031)         0



      Hospital Management

                                Columbia/HCA Healthcare Corp.           785,575     (785,575)         0

                                LifePoint Hospitals, Inc.                  12          (12)           0

                                Tenet Healthcare Corp.                   11,750      (11,750)         0

                                Triad Hospitals, Inc.                      15          (15)           0



  Medical Supply & Specialty
                                Bausch & Lomb, Inc.                     369,563     (369,563)         0

                                Baxter International, Inc.             1,419,563   (1,419,563)        0

                                Becton, Dickinson & Co.                 235,400     (235,400)         0

                                Biomet, Inc.                            224,000     (224,000)         0

                                Boston Scientific Corp.                 439,688     (439,688)         0

                                C.R. Bard, Inc.                         556,500     (556,500)         0

                                Guidant Corp.                          1,057,500   (1,057,500)        0

                                Mallinckrodt, Inc.                      187,694     (187,694)         0

                                Medtronic, Inc.                        3,450,631   (3,450,631)        0

                                St. Jude Medical, Inc.                   18,413      (18,413)         0



        Pharmaceuticals
                                Abbott Laboratories                    4,132,353   (4,132,353)        0

                                Allergan Specialty Therapeutics,           63          (63)           0
                                Inc.

                                Allergan, Inc.                          676,600     (676,600)         0

                                Alza Corp.                               69,250      (69,250)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                American Home Products Corp.           92,100     (92,100)       0


                                Bristol-Myers Squibb Co.               92,900     (92,900)       0

                                Eli Lilly & Co.                        77,800     (77,800)       0

                                Johnson & Johnson                      68,500     (68,500)       0

                                Merck & Co., Inc.                      115,300    (115,300)      0

                                Pfizer, Inc.                           193,400    (193,400)      0

                                Pharmacia & Upjohn, Inc.               30,500     (30,500)       0

                                Schering-Plough Corp.                  104,300    (104,300)      0

                                Warner-Lambert Co.                     61,100     (61,100)       0

                                Watson Pharmaceuticals, Inc.            4,800      (4,800)       0




Communications


      Cellular Telephone
                                Nextel Communications, Inc. "A"        24,600     (24,600)       0

                                Sprint Corp. (PCS Group)               34,350     (34,350)       0



   Telephone/Communications
                                ADC Telecommunications, Inc.            4,400      (4,400)       0

                                AT&T Corp.                             163,056    (163,056)      0

                                Alltel Corp.                           13,000     (13,000)       0

                                Bell Atlantic Corp.                    101,506    (101,506)      0

                                BellSouth Corp.                        123,000    (123,000)      0

                                GTE Corp.                              57,000     (57,000)       0

                                Global Crossing Ltd.                   46,775     (46,775)       0

                                MCI WorldCom, Inc.                     143,129    (143,129)      0

                                Nortel Networks Corp.                  90,280     (90,280)       0

                                SBC Communicatons, Inc.                168,512    (168,512)      0

                                Sprint Corp.                           57,200     (57,200)       0

                                US West, Inc.                          54,354     (54,354)       0



Financial


             Banks
                                BB&T Corp.                              3,800      (3,800)       0

                                Bank One Corp.                         89,780     (89,780)       0

                                Bank of America Corp.                  102,993    (102,993)      0

                                Bank of New York Co., Inc.             34,400     (34,400)       0

                                Chase Manhattan Corp.                  61,100     (61,100)       0

                                Comerica, Inc.                          1,350      (1,350)       0

                                Fifth Third Bancorp.                    3,025      (3,025)       0

                                First Union Corp.                      86,112     (86,112)       0

                                Firstar Corp.                          24,691     (24,691)       0

                                FleetBoston Financial Corp.            53,614     (53,614)       0

                                Huntington Bancshares, Inc.             5,126      (5,126)       0

                                J.P. Morgan & Co., Inc.                17,800     (17,800)       0

                                KeyCorp                                58,800     (58,800)       0

                                MBNA Corp.                             66,875     (66,875)       0

                                National City Corp.                    65,900     (65,900)       0

                                Old Kent Financial Corp.                7,100      (7,100)       0

                                PNC Bank Corp.                         26,000     (26,000)       0

                                Regions Financial Corp.                  100        (100)        0

                                State Street Corp.                      2,400      (2,400)       0

                                Summit Bancorp.                        37,600     (37,600)       0

                                SunTrust Banks, Inc.                    6,700      (6,700)       0

                                US Bancorp                             27,106     (27,106)       0

                                Union Planters Corp.                   49,400     (49,400)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                American Home Products Corp.           3,632,194   (3,632,194)        0


                                Bristol-Myers Squibb Co.               5,963,019   (5,963,019)        0

                                Eli Lilly & Co.                        5,173,700   (5,173,700)        0

                                Johnson & Johnson                      6,379,063   (6,379,063)        0

                                Merck & Co., Inc.                      7,732,306   (7,732,306)        0

                                Pfizer, Inc.                           6,273,413   (6,273,413)        0

                                Pharmacia & Upjohn, Inc.               1,372,500   (1,372,500)        0

                                Schering-Plough Corp.                  4,400,156   (4,400,156)        0

                                Warner-Lambert Co.                     5,006,381   (5,006,381)        0

                                Watson Pharmaceuticals, Inc.            171,900     (171,900)         0




Communications


      Cellular Telephone
                                Nextel Communications, Inc. "A"        2,536,875   (2,536,875)        0

                                Sprint Corp. (PCS Group)               3,520,875   (3,520,875)        0



   Telephone/Communications
                                ADC Telecommunications, Inc.            319,270     (319,270)         0

                                AT&T Corp.                             8,275,082   (8,275,082)        0

                                Alltel Corp.                           1,074,938   (1,074,938)        0

                                Bell Atlantic Corp.                    6,248,963   (6,248,963)        0

                                BellSouth Corp.                        5,757,938   (5,757,938)        0

                                GTE Corp.                              4,022,063   (4,022,063)        0

                                Global Crossing Ltd.                   2,338,750   (2,338,750)        0

                                MCI WorldCom, Inc.                     7,594,756   (7,594,756)        0

                                Nortel Networks Corp.                  9,118,280   (9,118,280)        0

                                SBC Communicatons, Inc.                8,214,960   (8,214,960)        0

                                Sprint Corp.                           3,850,275   (3,850,275)        0

                                US West, Inc.                          3,913,488   (3,913,488)        0



Financial


             Banks
                                BB&T Corp.                              104,025     (104,025)         0

                                Bank One Corp.                         2,878,571   (2,878,571)        0

                                Bank of America Corp.                  5,168,961   (5,168,961)        0

                                Bank of New York Co., Inc.             1,376,000   (1,376,000)        0

                                Chase Manhattan Corp.                  4,746,706   (4,746,706)        0

                                Comerica, Inc.                           63,028      (63,028)         0

                                Fifth Third Bancorp.                    221,959     (221,959)         0

                                First Union Corp.                      2,825,550   (2,825,550)        0

                                Firstar Corp.                           521,597     (521,597)         0

                                FleetBoston Financial Corp.            1,866,437   (1,866,437)        0

                                Huntington Bancshares, Inc.             122,383     (122,383)         0

                                J.P. Morgan & Co., Inc.                2,253,925   (2,253,925)        0

                                KeyCorp                                1,300,950   (1,300,950)        0

                                MBNA Corp.                             1,822,344   (1,822,344)        0

                                National City Corp.                    1,561,006   (1,561,006)        0

                                Old Kent Financial Corp.                251,163     (251,163)         0

                                PNC Bank Corp.                         1,157,000   (1,157,000)        0

                                Regions Financial Corp.                  2,513       (2,513)          0

                                State Street Corp.                      175,350     (175,350)         0

                                Summit Bancorp.                        1,151,500   (1,151,500)        0

                                SunTrust Banks, Inc.                    461,044     (461,044)         0

                                US Bancorp                              645,462     (645,462)         0

                                Union Planters Corp.                   1,948,213   (1,948,213)        0




                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                Wachovia Corp.                          4,800      (4,800)       0

                                Washington Mutual, Inc.                21,116     (21,116)       0

                                Wells Fargo Co.                        118,200    (118,200)      0



           Insurance
                                AFLAC, Inc.                            13,600     (13,600)       0

                                Aetna, Inc.                             2,600      (2,600)       0

                                Allstate Corp.                         29,200     (29,200)       0

                                American General Corp.                 10,600     (10,600)       0

                                American International Group, Inc.     77,941     (77,941)       0

                                Aon Corp.                               5,475      (5,475)       0

                                Chubb Corp.                              300        (300)        0

                                Cigna Corp.                             8,800      (8,800)       0

                                Cincinnati Financial Corp.               900        (900)        0

                                Conseco, Inc.                           8,783      (8,783)       0

                                Hartford Financial Services Group,      1,800      (1,800)       0
                                Inc.

                                Jefferson Pilot Corp.                   2,800      (2,800)       0

                                Lincoln National Corp.                 12,000     (12,000)       0

                                MGIC Investment Corp.                    700        (700)        0

                                Progressive Corp.                       3,200      (3,200)       0

                                Providian Financial Corp.              11,850     (11,850)       0

                                Safeco Corp.                           39,500     (39,500)       0

                                St. Paul Companies, Inc.               43,856     (43,856)       0

                                Torchmark Corp.                          400        (400)        0

                                UnumProvident Corp.                     8,400      (8,400)       0



       Consumer Finance
                                American Express Co.                   32,800     (32,800)       0

                                Associates First Capital Corp.         59,746     (59,746)       0

                                Capital One Finance Corp.              15,200     (15,200)       0

                                Citigroup, Inc.                        165,603    (165,603)      0

                                Household International, Inc.          33,159     (33,159)       0

                                Mellon Financial Corp.                 18,400     (18,400)       0

                                SLM Holding Corp.                      20,300     (20,300)       0




   Other Financial Companies
                                Federal Home Loan Mortgage Corp.       39,900     (39,900)       0

                                Federal National Mortgage              73,700     (73,700)       0
                                Association

                                Marsh & McLennan Companies, Inc.       27,750     (27,750)       0



Media


          Advertising
                                Interpublic Group of Companies, Inc.   16,600     (16,600)       0

                                Omnicom Group, Inc.                    15,100     (15,100)       0



 Broadcasting & Entertainment
                                CBS Corp.                              50,600     (50,600)       0

                                Clear Channel Communications, Inc.     17,800     (17,800)       0

                                Time Warner, Inc.                      90,100     (90,100)       0

                                Viacom, Inc. "B"                       46,500     (46,500)       0

                                Walt Disney Co.                        123,100    (123,100)      0



       Cable Television
                                Comcast Corp. "A"                      47,100     (47,100)       0

                                Media One Group, Inc.                  30,600     (30,600)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                Wachovia Corp.                          326,400     (326,400)         0

                                Washington Mutual, Inc.                 549,016     (549,016)         0

                                Wells Fargo Co.                        4,779,713   (4,779,713)        0



           Insurance
                                AFLAC, Inc.                             641,750     (641,750)         0

                                Aetna, Inc.                             145,103     (145,103)         0

                                Allstate Corp.                          700,800     (700,800)         0

                                American General Corp.                  804,275     (804,275)         0

                                American International Group, Inc.     8,427,366   (8,427,366)        0

                                Aon Corp.                               219,000     (219,000)         0

                                Chubb Corp.                              16,894      (16,894)         0

                                Cigna Corp.                             708,950     (708,950)         0

                                Cincinnati Financial Corp.               28,069      (28,069)         0

                                Conseco, Inc.                           156,998     (156,998)         0

                                Hartford Financial Services Group,       85,275      (85,275)         0
                                Inc.

                                Jefferson Pilot Corp.                   191,100     (191,100)         0

                                Lincoln National Corp.                  480,000     (480,000)         0

                                MGIC Investment Corp.                    42,131      (42,131)         0

                                Progressive Corp.                       234,000     (234,000)         0

                                Providian Financial Corp.              1,079,091   (1,079,091)        0

                                Safeco Corp.                            982,563     (982,563)         0

                                St. Paul Companies, Inc.               1,477,399   (1,477,399)        0

                                Torchmark Corp.                          11,625      (11,625)         0

                                UnumProvident Corp.                     269,325     (269,325)         0



       Consumer Finance
                                American Express Co.                   5,453,000   (5,453,000)        0

                                Associates First Capital Corp.         1,639,281   (1,639,281)        0

                                Capital One Finance Corp.               732,450     (732,450)         0

                                Citigroup, Inc.                        9,201,317   (9,201,317)        0

                                Household International, Inc.          1,235,173   (1,235,173)        0

                                Mellon Financial Corp.                  626,750     (626,750)         0

                                SLM Holding Corp.                       857,675     (857,675)         0




   Other Financial Companies
                                Federal Home Loan Mortgage Corp.       1,877,794   (1,877,794)        0

                                Federal National Mortgage              4,601,644   (4,601,644)        0
                                Association

                                Marsh & McLennan Companies, Inc.       2,655,328   (2,655,328)        0



Media


          Advertising
                                Interpublic Group of Companies, Inc.    957,613     (957,613)         0

                                Omnicom Group, Inc.                    1,510,000   (1,510,000)        0



 Broadcasting & Entertainment
                                CBS Corp.                              3,235,238   (3,235,238)        0

                                Clear Channel Communications, Inc.     1,588,650   (1,588,650)        0

                                Time Warner, Inc.                      6,526,619   (6,526,619)        0

                                Viacom, Inc. "B"                       2,810,344   (2,810,344)        0

                                Walt Disney Co.                        3,600,675   (3,600,675)        0



       Cable Television
                                Comcast Corp. "A"                      2,366,775   (2,366,775)        0

                                Media One Group, Inc.                  2,350,463   (2,350,463)        0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
          Print Media
                                Gannett Co., Inc.                       3,400      (3,400)       0

                                Harcourt General, Inc.                   100        (100)        0

                                Knight-Ridder, Inc.                      200        (200)        0

                                New York Times Co. "A"                   200        (200)        0

                                Times Mirror Co. "A"                     100        (100)        0

                                Tribune Co.                             1,000      (1,000)       0



Service Industries


         Edp Services
                                Automatic Data Processing, Inc.        35,200     (35,200)       0

                                Electronic Data Systems Corp.          33,700     (33,700)       0

                                First Data Corp.                       38,200     (38,200)       0



    Environmental Services
                                Transocean Offshore Inc.               14,517     (14,517)       0

                                Waste Management, Inc.                 27,900     (27,900)       0




          Investment
                                Bear Stearns Companies, Inc.            2,094      (2,094)       0

                                Charles Schwab Corp.                   74,950     (74,950)       0

                                Franklin Resources, Inc.                8,000      (8,000)       0

                                Lehman Brothers Holdings, Inc.          7,100      (7,100)       0

                                Merrill Lynch & Co., Inc.              28,200     (28,200)       0

                                Morgan Stanley Dean Witter & Co.       41,995     (41,995)       0

                                Paine Webber Group, Inc.                5,500      (5,500)       0

                                Waddel & Reed Financial, Inc. "A"        22         (22)         0



   Miscellaneous Commercial
           Services
                                Ecolab, Inc.                            3,600      (3,600)       0

                                Paychex, Inc.                          11,150     (11,150)       0

                                Sodexho Marriott Services, Inc.          25         (25)         0

                                Sysco Corp.                              800        (800)        0

                                Tektronix Inc.                          3,000      (3,000)       0




Miscellaneous Consumer Services
                                Cendant Corp.                          18,771     (18,771)       0

                                H & R Block, Inc.                       7,300      (7,300)       0

                                Service Corp. International            18,900     (18,900)       0

                                Yahoo!, Inc.                           15,400     (15,400)       0



      Printing/Publishing
                                Deluxe Corp.                           73,000     (73,000)       0

                                Dow Jones & Co., Inc.                   1,200      (1,200)       0

                                Dun & Bradstreet Corp. (New)           19,300     (19,300)       0

                                Equifax, Inc.                            700        (700)        0

                                McGraw-Hill, Inc.                      10,100     (10,100)       0

                                R.R. Donnelley & Sons Co.               5,200      (5,200)       0



Durables


           Aerospace
                                B.F. Goodrich Co.                      38,200     (38,200)       0

                                Boeing Co.                             52,850     (52,850)       0

                                Lockheed Martin Corp.                  25,700     (25,700)       0

                                Northrop Grumman Corp.                  5,800      (5,800)       0

                                Rockwell International Corp.           13,000     (13,000)       0

                                Teledyne Technologies Inc.              9,242      (9,242)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
          Print Media
                                Gannett Co., Inc.                       277,313     (277,313)         0

                                Harcourt General, Inc.                   4,025       (4,025)          0

                                Knight-Ridder, Inc.                      11,900      (11,900)         0

                                New York Times Co. "A"                   9,825       (9,825)          0

                                Times Mirror Co. "A"                     6,700       (6,700)          0

                                Tribune Co.                              55,063      (55,063)         0



Service Industries


         Edp Services
                                Automatic Data Processing, Inc.        1,896,400   (1,896,400)        0

                                Electronic Data Systems Corp.          2,255,794   (2,255,794)        0

                                First Data Corp.                       1,883,738   (1,883,738)        0



    Environmental Services
                                Transocean Offshore Inc.                489,028     (489,028)         0

                                Waste Management, Inc.                  479,531     (479,531)         0




          Investment
                                Bear Stearns Companies, Inc.             89,519      (89,519)         0

                                Charles Schwab Corp.                   2,876,206   (2,876,206)        0

                                Franklin Resources, Inc.                256,500     (256,500)         0

                                Lehman Brothers Holdings, Inc.          601,281     (601,281)         0

                                Merrill Lynch & Co., Inc.              2,354,700   (2,354,700)        0

                                Morgan Stanley Dean Witter & Co.       5,994,786   (5,994,786)        0

                                Paine Webber Group, Inc.                213,469     (213,469)         0

                                Waddel & Reed Financial, Inc. "A"         597         (597)           0



   Miscellaneous Commercial
           Services
                                Ecolab, Inc.                            140,850     (140,850)         0

                                Paychex, Inc.                           446,000     (446,000)         0

                                Sodexho Marriott Services, Inc.           325         (325)           0

                                Sysco Corp.                              31,650      (31,650)         0

                                Tektronix Inc.                          116,625     (116,625)         0




Miscellaneous Consumer Services
                                Cendant Corp.                           498,605     (498,605)         0

                                H & R Block, Inc.                       319,375     (319,375)         0

                                Service Corp. International             131,119     (131,119)         0

                                Yahoo!, Inc.                           6,663,388   (6,663,388)        0



      Printing/Publishing
                                Deluxe Corp.                           2,002,938   (2,002,938)        0

                                Dow Jones & Co., Inc.                    81,600      (81,600)         0

                                Dun & Bradstreet Corp. (New)            569,350     (569,350)         0

                                Equifax, Inc.                            16,494      (16,494)         0

                                McGraw-Hill, Inc.                       622,413     (622,413)         0

                                R.R. Donnelley & Sons Co.               129,025     (129,025)         0



Durables


           Aerospace
                                B.F. Goodrich Co.                      1,050,500   (1,050,500)        0

                                Boeing Co.                             2,196,578   (2,196,578)        0

                                Lockheed Martin Corp.                   562,188     (562,188)         0

                                Northrop Grumman Corp.                  313,563     (313,563)         0

                                Rockwell International Corp.            622,375     (622,375)         0

                                Teledyne Technologies Inc.               87,221      (87,221)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                United Technologies Corp.              26,500     (26,500)       0



          Automobiles
                                Cummins Engine Co., Inc.                1,500      (1,500)       0

                                Dana Corp.                             16,092     (16,092)       0

                                Delphi Automotive Systems Corp.        22,365     (22,365)       0

                                Eaton Corp.                             4,300      (4,300)       0

                                Ford Motor Co.                         83,600     (83,600)       0

                                General Motors Corp.                   42,600     (42,600)       0

                                Genuine Parts Co.                      43,600     (43,600)       0

                                Midas Inc.                               16         (16)         0



   Construction/Agricultural
           Equipment
                                Caterpillar, Inc.                      17,600     (17,600)       0

                                Deere & Co.                             7,800      (7,800)       0




       Leasing Companies
                                IKON Office Solutions, Inc.             2,900      (2,900)       0

                                Ryder System, Inc.                      1,800      (1,800)       0



 Telecommunications Equipment
                                Andrew Corp.                             250        (250)        0

                                General Instrument Corp.                8,900      (8,900)       0

                                Lucent Technologies, Inc.              134,050    (134,050)      0

                                Scientific-Atlanta, Inc.                2,400      (2,400)       0

                                Tellabs, Inc.                          28,400     (28,400)       0



             Tires
                                Cooper Tire & Rubber Co.                 100        (100)        0

                                Goodyear Tire & Rubber Co.              5,300      (5,300)       0



Manufacturing


           Chemicals
                                Dow Chemical Co.                       22,900     (22,900)       0

                                E.I. du Pont de Nemours & Co.          67,596     (67,596)       0

                                Eastman Chemical Co.                   26,600     (26,600)       0

                                Engelhard Corp.                          100        (100)        0

                                Great Lakes Chemicals Corp.              100        (100)        0

                                Hercules, Inc.                         39,900     (39,900)       0

                                Monsanto Co.                           37,600     (37,600)       0

                                Octel Corp.                              25         (25)         0

                                Praxair, Inc.                            100        (100)        0

                                Rohm & Haas Co.                         2,347      (2,347)       0

                                Sigma-Aldrich Corp.                      100        (100)        0

                                Union Carbide Corp.                     1,100      (1,100)       0

                                W.R. Grace & Co.                        8,500      (8,500)       0




      Containers & Paper
                                Boise Cascade Corp.                      800        (800)        0

                                Crown Cork & Seal Co.                  44,200     (44,200)       0

                                Fort James Corp.                        4,000      (4,000)       0

                                International Paper Co.                17,208     (17,208)       0

                                Pactiv Corp.                           80,400     (80,400)       0

                                Sealed Air Corp.                         353        (353)        0

                                Temple-Inland, Inc.                      500        (500)        0



   Diversified Manufacturing
                                Briggs & Stratton Corp.                 1,600      (1,600)       0


                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                United Technologies Corp.              1,722,500   (1,722,500)        0
          Automobiles
                                Cummins Engine Co., Inc.                 72,469      (72,469)         0

                                Dana Corp.                              481,754     (481,754)         0

                                Delphi Automotive Systems Corp.         352,249     (352,249)         0

                                Eaton Corp.                             312,288     (312,288)         0

                                Ford Motor Co.                         4,467,375   (4,467,375)        0

                                General Motors Corp.                   3,096,488   (3,096,488)        0

                                Genuine Parts Co.                      1,081,825   (1,081,825)        0

                                Midas Inc.                                350         (350)           0



   Construction/Agricultural
           Equipment
                                Caterpillar, Inc.                       828,300     (828,300)         0

                                Deere & Co.                             338,325     (338,325)         0




       Leasing Companies
                                IKON Office Solutions, Inc.              19,756      (19,756)         0

                                Ryder System, Inc.                       43,988      (43,988)         0



 Telecommunications Equipment
                                Andrew Corp.                             4,734       (4,734)          0

                                General Instrument Corp.                756,500     (756,500)         0

                                Lucent Technologies, Inc.              10,028,616  (10,028,616)       0

                                Scientific-Atlanta, Inc.                133,500     (133,500)         0

                                Tellabs, Inc.                          1,822,925   (1,822,925)        0



             Tires
                                Cooper Tire & Rubber Co.                 1,556       (1,556)          0

                                Goodyear Tire & Rubber Co.              149,394     (149,394)         0



Manufacturing


           Chemicals
                                Dow Chemical Co.                       3,060,013   (3,060,013)        0

                                E.I. du Pont de Nemours & Co.          4,452,887   (4,452,887)        0

                                Eastman Chemical Co.                   1,268,488   (1,268,488)        0

                                Engelhard Corp.                          1,888       (1,888)          0

                                Great Lakes Chemicals Corp.              3,819       (3,819)          0

                                Hercules, Inc.                         1,112,213   (1,112,213)        0

                                Monsanto Co.                           1,339,500   (1,339,500)        0

                                Octel Corp.                               259         (259)           0

                                Praxair, Inc.                            5,031       (5,031)          0

                                Rohm & Haas Co.                          95,494      (95,494)         0

                                Sigma-Aldrich Corp.                      3,006       (3,006)          0

                                Union Carbide Corp.                      73,425      (73,425)         0

                                W.R. Grace & Co.                        117,938     (117,938)         0




      Containers & Paper
                                Boise Cascade Corp.                      32,400      (32,400)         0

                                Crown Cork & Seal Co.                   988,975     (988,975)         0

                                Fort James Corp.                        109,500     (109,500)         0

                                International Paper Co.                 971,177     (971,177)         0

                                Pactiv Corp.                            854,250     (854,250)         0

                                Sealed Air Corp.                         18,290      (18,290)         0

                                Temple-Inland, Inc.                      32,969      (32,969)         0



   Diversified Manufacturing
                                Briggs & Stratton Corp.                  85,800      (85,800)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                Cooper Industries, Inc.                16,100     (16,100)       0

                                Dover Corp.                             1,100      (1,100)       0

                                Fortune Brands, Inc.                    1,700      (1,700)       0

                                Honeywell International, Inc.          43,750     (43,750)       0

                                ITT Industries, Inc.                     700        (700)        0

                                Minnesota Mining & Manufacturing Co.   29,500     (29,500)       0

                                National Service Industries, Inc.      30,200     (30,200)       0

                                TRW, Inc.                               9,800      (9,800)       0

                                Textron, Inc.                           4,100      (4,100)       0

                                Tyco International Ltd. (New)          116,774    (116,774)      0

                                Water Pik Technologies, Inc.            3,235      (3,235)       0



      Electrical Products
                                Emerson Electric Co.                   24,300     (24,300)       0

                                General Electric Co.                   156,500    (156,500)      0

                                Thomas & Betts Corp.                    8,100      (8,100)       0




          Hand Tools
                                Black & Decker Corp.                     100        (100)        0

                                Danaher Corp.                           1,700      (1,700)       0

                                Snap-On, Inc.                           2,500      (2,500)       0

                                Stanley Works                          15,800     (15,800)       0



     Industrial Specialty
                                Avery Dennison Corp.                    2,000      (2,000)       0

                                Corning, Inc.                          11,600     (11,600)       0

                                Fleetwood Enterprises                  46,200     (46,200)       0

                                Milacron Inc.                           1,200      (1,200)       0

                                PPG Industries, Inc.                    8,700      (8,700)       0

                                Pall Corp.                             32,500     (32,500)       0

                                QUALCOMM Inc.                          47,600     (47,600)       0

                                Sherwin-Williams Co.                     200        (200)        0



 Machinery/Components/Controls
                                Illinois Tool Works, Inc.               4,700      (4,700)       0

                                Ingersoll-Rand Co.                      1,450      (1,450)       0

                                Parker-Hannifin Corp.                   1,100      (1,100)       0

                                Pitney Bowes, Inc.                     11,000     (11,000)       0

                                Timken Co.                             53,300     (53,300)       0



   Office Equipment/Supplies
                                Lexmark International Group, Inc.       5,600      (5,600)       0
                                "A"

                                Xerox Corp.                            24,600     (24,600)       0




      Specialty Chemicals
                                Air Products & Chemicals, Inc.          1,500      (1,500)       0




Technology


       Computer Software
                                Adobe Systems, Inc.                    10,800     (10,800)       0

                                America Online, Inc.                   124,800    (124,800)      0

                                Autodesk, Inc.                          1,500      (1,500)       0

                                BMC Software, Inc.                     16,100     (16,100)       0

                                Citrix Systems, Inc.                    5,200      (5,200)       0

                                Computer Associates International,     37,800     (37,800)       0
                                Inc.

                                Compuware Corp.                        21,500     (21,500)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                Cooper Industries, Inc.                 651,044     (651,044)         0

                                Dover Corp.                              49,913      (49,913)         0

                                Fortune Brands, Inc.                     56,206      (56,206)         0

                                Honeywell International, Inc.          2,523,828   (2,523,828)        0

                                ITT Industries, Inc.                     23,406      (23,406)         0

                                Minnesota Mining & Manufacturing Co.   2,887,313   (2,887,313)        0

                                National Service Industries, Inc.       890,900     (890,900)         0

                                TRW, Inc.                               508,988     (508,988)         0

                                Textron, Inc.                           314,419     (314,419)         0

                                Tyco International Ltd. (New)          4,539,589   (4,539,589)        0

                                Water Pik Technologies, Inc.             30,935      (30,935)         0



      Electrical Products
                                Emerson Electric Co.                   1,394,213   (1,394,213)        0

                                General Electric Co.                   24,218,375  (24,218,375)       0

                                Thomas & Betts Corp.                    258,188     (258,188)         0




          Hand Tools
                                Black & Decker Corp.                     5,225       (5,225)          0

                                Danaher Corp.                            82,025      (82,025)         0

                                Snap-On, Inc.                            66,406      (66,406)         0

                                Stanley Works                           475,975     (475,975)         0



     Industrial Specialty
                                Avery Dennison Corp.                    145,750     (145,750)         0

                                Corning, Inc.                          1,495,675   (1,495,675)        0

                                Fleetwood Enterprises                   952,875     (952,875)         0

                                Milacron Inc.                            18,450      (18,450)         0

                                PPG Industries, Inc.                    544,294     (544,294)         0

                                Pall Corp.                              700,781     (700,781)         0

                                QUALCOMM Inc.                          8,383,550   (8,383,550)        0

                                Sherwin-Williams Co.                     4,200       (4,200)          0



 Machinery/Components/Controls
                                Illinois Tool Works, Inc.               317,544     (317,544)         0

                                Ingersoll-Rand Co.                       79,841      (79,841)         0

                                Parker-Hannifin Corp.                    56,444      (56,444)         0

                                Pitney Bowes, Inc.                      531,438     (531,438)         0

                                Timken Co.                             1,089,319   (1,089,319)        0



   Office Equipment/Supplies
                                Lexmark International Group, Inc.       506,800     (506,800)         0
                                "A"

                                Xerox Corp.                             558,113     (558,113)         0




      Specialty Chemicals
                                Air Products & Chemicals, Inc.           50,344      (50,344)         0




Technology


       Computer Software
                                Adobe Systems, Inc.                     726,300     (726,300)         0

                                America Online, Inc.                   9,414,600   (9,414,600)        0

                                Autodesk, Inc.                           50,625      (50,625)         0

                                BMC Software, Inc.                     1,286,994   (1,286,994)        0

                                Citrix Systems, Inc.                    639,600     (639,600)         0

                                Computer Associates International,     2,643,638   (2,643,638)        0
                                Inc.

                                Compuware Corp.                         800,875     (800,875)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                Microsoft Corp.                        284,700    (284,700)      0

                                Oracle Corp.                           102,950    (102,950)      0

                                Parametric Technology Corp.            11,000     (11,000)       0

                                PeopleSoft, Inc.                        4,600      (4,600)       0



Diversified Electronic Products
                                Applied Materials, Inc.                30,200     (30,200)       0

                                Dell Computer Corp.                    165,900    (165,900)      0

                                KLA Tencor Corp.                        6,500      (6,500)       0

                                Molex Incorporated                      8,700      (8,700)       0

                                Motorola, Inc.                         44,400     (44,400)       0

                                Solectron Corp.                        20,500     (20,500)       0

                                Teradyne, Inc.                          9,900      (9,900)       0



        Edp Peripherals
                                EMC Corp.                              72,062     (72,062)       0

                                Network Appliance, Inc.                 9,200      (9,200)       0



          Electronic
    Components/Distributors
                                Adaptec, Inc.                           9,100      (9,100)       0

                                Analog Devices, Inc.                   14,000     (14,000)       0

                                Cisco Systems, Inc.                    167,050    (167,050)      0

                                Gateway, Inc.                          18,700     (18,700)       0



  Electronic Data Processing
                                Apple Computer, Inc.                    6,400      (6,400)       0

                                Ceridian Corp.                          3,000      (3,000)       0

                                Compaq Computer Corp.                  88,758     (88,758)       0

                                Hewlett-Packard Co.                    68,200     (68,200)       0

                                International Business Machines        86,000     (86,000)       0
                                Corp.

                                Seagate Technology, Inc.                8,600      (8,600)       0

                                Silicon Graphics, Inc.                   700        (700)        0

                                Sun Microsystems, Inc.                 108,800    (108,800)      0

                                Unisys Corp.                           18,500     (18,500)       0




     Military Electronics
                                Computer Sciences Corp.                 9,700      (9,700)       0

                                General Dynamics Corp.                   300        (300)        0

                                Raytheon Co. "B"                        8,000      (8,000)       0



    Office/Plant Automation
                                3Com Corp.                             15,800     (15,800)       0

                                Cabletron Systems, Inc.                  500        (500)        0

                                Novell, Inc.                           21,900     (21,900)       0



        Semiconductors
                                Advanced Micro Devices, Inc.            2,100      (2,100)       0

                                Intel Corp.                            154,900    (154,900)      0

                                LSI Logic Corp.                        13,900     (13,900)       0

                                Micron Technology, Inc.                15,800     (15,800)       0

                                National Semiconductor Corp.            8,000      (8,000)       0

                                Texas Instruments, Inc.                56,700     (56,700)       0

                                Xilinx, Inc.                           18,200     (18,200)       0



Energy


          Engineering
                                Fluor Corp.                             5,200      (5,200)       0

                                Foster Wheeler Corp.                   136,500    (136,500)      0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                Microsoft Corp.                        33,238,725  (33,238,725)       0

                                Oracle Corp.                           11,536,834  (11,536,834)       0

                                Parametric Technology Corp.             297,688     (297,688)         0

                                PeopleSoft, Inc.                         98,038      (98,038)         0



Diversified Electronic Products
                                Applied Materials, Inc.                3,825,963   (3,825,963)        0

                                Dell Computer Corp.                    8,460,900   (8,460,900)        0

                                KLA Tencor Corp.                        723,938     (723,938)         0

                                Molex Incorporated                      493,181     (493,181)         0

                                Motorola, Inc.                         6,537,900   (6,537,900)        0

                                Solectron Corp.                        1,950,063   (1,950,063)        0

                                Teradyne, Inc.                          653,400     (653,400)         0



        Edp Peripherals
                                EMC Corp.                              7,872,774   (7,872,774)        0

                                Network Appliance, Inc.                 764,175     (764,175)         0



          Electronic
    Components/Distributors
                                Adaptec, Inc.                           453,853     (453,853)         0

                                Analog Devices, Inc.                   1,302,000   (1,302,000)        0

                                Cisco Systems, Inc.                    17,895,231  (17,895,231)       0

                                Gateway, Inc.                          1,347,569   (1,347,569)        0



  Electronic Data Processing
                                Apple Computer, Inc.                    658,000     (658,000)         0

                                Ceridian Corp.                           64,688      (64,688)         0

                                Compaq Computer Corp.                  2,402,013   (2,402,013)        0

                                Hewlett-Packard Co.                    7,770,538   (7,770,538)        0

                                International Business Machines        9,288,000   (9,288,000)        0
                                Corp.

                                Seagate Technology, Inc.                400,438     (400,438)         0

                                Silicon Graphics, Inc.                   6,869       (6,869)          0

                                Sun Microsystems, Inc.                 8,425,200   (8,425,200)        0

                                Unisys Corp.                            590,844     (590,844)         0




     Military Electronics
                                Computer Sciences Corp.                 917,863     (917,863)         0

                                General Dynamics Corp.                   15,825      (15,825)         0

                                Raytheon Co. "B"                        212,500     (212,500)         0



    Office/Plant Automation
                                3Com Corp.                              742,600     (742,600)         0

                                Cabletron Systems, Inc.                  13,000      (13,000)         0

                                Novell, Inc.                            874,631     (874,631)         0



        Semiconductors
                                Advanced Micro Devices, Inc.             60,769      (60,769)         0

                                Intel Corp.                            12,750,206  (12,750,206)       0

                                LSI Logic Corp.                         938,250     (938,250)         0

                                Micron Technology, Inc.                1,228,450   (1,228,450)        0

                                National Semiconductor Corp.            342,500     (342,500)         0

                                Texas Instruments, Inc.                5,492,813   (5,492,813)        0

                                Xilinx, Inc.                            827,531     (827,531)         0



Energy


          Engineering
                                Fluor Corp.                             238,550     (238,550)         0

                                Foster Wheeler Corp.                   1,211,438   (1,211,438)        0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
                                McDermott International, Inc.            400        (400)        0




     Oil & Gas Production
                                Burlington Resources, Inc.               100        (100)        0

                                Conoco, Inc. "B"                       31,942     (31,942)       0

                                Kerr-McGee Corp.                       33,000     (33,000)       0

                                Occidental Petroleum Corp.             101,200    (101,200)      0

                                Royal Dutch Petroleum Co. (New York    108,700    (108,700)      0
                                shares)




         Oil Companies
                                Amerada Hess Corp.                       100        (100)        0

                                Ashland Inc.                             100        (100)        0

                                Atlantic Richfield Co.                 30,600     (30,600)       0

                                Chevron Corp.                          27,100     (27,100)       0

                                Exxon Mobil Corp.                      168,889    (168,889)      0

                                Phillips Petroleum Co.                  7,800      (7,800)       0

                                Texaco, Inc.                           23,700     (23,700)       0

                                USX Marathon Group                     14,200     (14,200)       0

                                Unocal Corp.                             100        (100)        0


     Oil /Gas Transmission
                                El Paso Energy Corporation              5,500      (5,500)       0

                                Enron Corp.                            29,600     (29,600)       0

                                Sempra Energy                          89,271     (89,271)       0

                                Sunoco, Inc.                           39,600     (39,600)       0

                                Williams Companies, Inc.               10,100     (10,100)       0




  Oilfield Services/Equipment
                                Baker Hughes, Inc.                     14,800     (14,800)       0

                                Halliburton Co.                        33,000     (33,000)       0

                                Rowan Companies, Inc.                   3,400      (3,400)       0

                                Schlumberger Ltd.                      43,900     (43,900)       0




Metals & Minerals


        Precious Metals
                                Barrick Gold Corp.                      5,100      (5,100)       0

                                Freeport McMoRan Copper & Gold, Inc.    5,600      (5,600)       0
                                "B"

                                Homestake Mining Co.                     100        (100)        0

                                Newmont Mining Corp.                     143        (143)        0

                                Placer Dome Inc.                         100        (100)        0




        Steel & Metals
                                Alcan Aluminium Ltd.                     800        (800)        0

                                Alcoa, Inc.                            12,800     (12,800)       0

                                Allegheny Technologies, Inc.           32,350     (32,350)       0

                                Bethlehem Steel Corp.                    100        (100)        0

                                Inco Ltd.                                100        (100)        0

                                Nucor Corp.                              100        (100)        0

                                Phelps Dodge Corp.                     25,331     (25,331)       0

                                Reynolds Metals Co.                     3,000      (3,000)       0

                                USX-US Steel Group, Inc.               41,100     (41,100)       0

                                Worthington Industries, Inc.           53,100     (53,100)       0



Construction



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
                                McDermott International, Inc.            3,625       (3,625)          0




     Oil & Gas Production
                                Burlington Resources, Inc.               3,306       (3,306)          0

                                Conoco, Inc. "B"                        794,557     (794,557)         0

                                Kerr-McGee Corp.                       2,046,000   (2,046,000)        0

                                Occidental Petroleum Corp.             2,188,450   (2,188,450)        0

                                Royal Dutch Petroleum Co. (New York    6,569,556   (6,569,556)        0
                                shares)




         Oil Companies
                                Amerada Hess Corp.                       5,675       (5,675)          0

                                Ashland Inc.                             3,294       (3,294)          0

                                Atlantic Richfield Co.                 2,646,900   (2,646,900)        0

                                Chevron Corp.                          2,347,538   (2,347,538)        0

                                Exxon Mobil Corp.                      13,606,120  (13,606,120)       0

                                Phillips Petroleum Co.                  366,600     (366,600)         0

                                Texaco, Inc.                           1,287,206   (1,287,206)        0

                                USX Marathon Group                      350,563     (350,563)         0

                                Unocal Corp.                             3,356       (3,356)          0


     Oil /Gas Transmission
                                El Paso Energy Corporation              213,469     (213,469)         0

                                Enron Corp.                            1,313,500   (1,313,500)        0

                                Sempra Energy                          1,551,084   (1,551,084)        0

                                Sunoco, Inc.                            930,600     (930,600)         0

                                Williams Companies, Inc.                308,681     (308,681)         0




  Oilfield Services/Equipment
                                Baker Hughes, Inc.                      311,725     (311,725)         0

                                Halliburton Co.                        1,328,250   (1,328,250)        0

                                Rowan Companies, Inc.                    73,738      (73,738)         0

                                Schlumberger Ltd.                      2,469,375   (2,469,375)        0




Metals & Minerals


        Precious Metals
                                Barrick Gold Corp.                       90,206      (90,206)         0

                                Freeport McMoRan Copper & Gold, Inc.    118,300     (118,300)         0
                                "B"

                                Homestake Mining Co.                      781         (781)           0

                                Newmont Mining Corp.                     3,504       (3,504)          0

                                Placer Dome Inc.                         1,066       (1,066)          0




        Steel & Metals
                                Alcan Aluminium Ltd.                     32,893      (32,893)         0

                                Alcoa, Inc.                            1,062,400   (1,062,400)        0

                                Allegheny Technologies, Inc.            725,853     (725,853)         0

                                Bethlehem Steel Corp.                     838         (838)           0

                                Inco Ltd.                                2,350       (2,350)          0

                                Nucor Corp.                              5,481       (5,481)          0

                                Phelps Dodge Corp.                     1,700,343   (1,700,343)        0

                                Reynolds Metals Co.                     229,875     (229,875)         0

                                USX-US Steel Group, Inc.               1,356,300   (1,356,300)        0

                                Worthington Industries, Inc.            879,469     (879,469)         0



Construction



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
       Building Products
                                Armstrong World Industries, Inc.       22,900     (22,900)       0

                                Georgia-Pacific Group                    800        (800)        0

                                Masco Corp.                             9,800      (9,800)       0

                                Owens Corning                           2,800      (2,800)       0




        Forest Products
                                Louisiana-Pacific Corp.                 4,900      (4,900)       0

                                Potlatch Corp.                         41,900     (41,900)       0

                                Westvaco Corp.                          9,900      (9,900)       0

                                Weyerhaeuser Co.                        9,900      (9,900)       0



         Homebuilding
                                Kaufman & Broad Home Corp.               600        (600)        0



Transportation


          Air Freight
                                FDX Corp.                              28,520     (28,520)       0



           Airlines
                                AMR Corp.                                400        (400)        0

                                Southwest Airlines Co.                 25,025     (25,025)       0

                                US Airways Group, Inc.                  2,400      (2,400)       0



           Railroads
                                Burlington Northern Santa Fe Corp.      4,300      (4,300)       0

                                CSX Corp.                              18,300     (18,300)       0

                                Kansas City Southern Industries,        3,300      (3,300)       0
                                Inc.

                                Norfolk Southern Corp.                 27,200     (27,200)       0

                                Union Pacific Corp.                     2,700      (2,700)       0



Utilities


      Electric Utilities
                                Ameren Corp.                           48,600     (48,600)       0

                                American Electric Power Co.            56,000     (56,000)       0

                                CINergy Corp.                          19,400     (19,400)       0

                                Carolina Power & Light Co.               100        (100)        0

                                Central & South West Corp.             87,600     (87,600)       0

                                Consolidated Edison, Inc.               4,500      (4,500)       0

                                Constellation Energy Group             25,000     (25,000)       0

                                DTE Energy Co.                          3,900      (3,900)       0

                                Dominion Resources, Inc.               46,800     (46,800)       0

                                Duke Energy Corp.                       5,604      (5,604)       0

                                Edison International                     100        (100)        0

                                Entergy Corp.                          14,800     (14,800)       0

                                FPL Group, Inc.                          100        (100)        0

                                FirstEnergy Corp.                       3,400      (3,400)       0

                                GPU, Inc.                               7,600      (7,600)       0

                                New Century Energies, Inc.             25,100     (25,100)       0

                                Northern States Power Co.              49,500     (49,500)       0

                                P G & E Corp.                            100        (100)        0

                                PP&L Resources, Inc.                   27,828     (27,828)       0

                                Peco Energy Co.                        11,300     (11,300)       0

                                Public Service Enterprise Group        31,300     (31,300)       0

                                Southern Co.                           18,200     (18,200)       0

                                Texas Utilities Co., Inc.              38,622     (38,622)       0

                                Unicom Corp.                            1,600      (1,600)       0



                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
       Building Products
                                Armstrong World Industries, Inc.        764,288     (764,288)         0

                                Georgia-Pacific Group                    40,600      (40,600)         0

                                Masco Corp.                             248,675     (248,675)         0

                                Owens Corning                            54,075      (54,075)         0




        Forest Products
                                Louisiana-Pacific Corp.                  69,825      (69,825)         0

                                Potlatch Corp.                         1,869,788   (1,869,788)        0

                                Westvaco Corp.                          322,988     (322,988)         0

                                Weyerhaeuser Co.                        710,944     (710,944)         0



         Homebuilding
                                Kaufman & Broad Home Corp.               14,513      (14,513)         0



Transportation


          Air Freight
                                FDX Corp.                              1,167,538   (1,167,538)        0



           Airlines
                                AMR Corp.                                26,800      (26,800)         0

                                Southwest Airlines Co.                  405,092     (405,092)         0

                                US Airways Group, Inc.                   76,950      (76,950)         0



           Railroads
                                Burlington Northern Santa Fe Corp.      104,275     (104,275)         0

                                CSX Corp.                               574,163     (574,163)         0

                                Kansas City Southern Industries,        246,263     (246,263)         0
                                Inc.

                                Norfolk Southern Corp.                  557,600     (557,600)         0

                                Union Pacific Corp.                     117,788     (117,788)         0



Utilities


      Electric Utilities
                                Ameren Corp.                           1,591,650   (1,591,650)        0

                                American Electric Power Co.            1,799,000   (1,799,000)        0

                                CINergy Corp.                           468,025     (468,025)         0

                                Carolina Power & Light Co.               3,044       (3,044)          0

                                Central & South West Corp.             1,752,000   (1,752,000)        0

                                Consolidated Edison, Inc.               155,250     (155,250)         0

                                Constellation Energy Group              725,000     (725,000)         0

                                DTE Energy Co.                          122,363     (122,363)         0

                                Dominion Resources, Inc.               1,836,900   (1,836,900)        0

                                Duke Energy Corp.                       280,901     (280,901)         0

                                Edison International                     2,619       (2,619)          0

                                Entergy Corp.                           381,100     (381,100)         0

                                FPL Group, Inc.                          4,281       (4,281)          0

                                FirstEnergy Corp.                        77,138      (77,138)         0

                                GPU, Inc.                               227,525     (227,525)         0

                                New Century Energies, Inc.              762,413     (762,413)         0

                                Northern States Power Co.               965,250     (965,250)         0

                                P G & E Corp.                            2,050       (2,050)          0

                                PP&L Resources, Inc.                    636,566     (636,566)         0

                                Peco Energy Co.                         392,675     (392,675)         0

                                Public Service Enterprise Group        1,089,631   (1,089,631)        0

                                Southern Co.                            427,700     (427,700)         0

                                Texas Utilities Co., Inc.              1,373,495   (1,373,495)        0

                                Unicom Corp.                             53,600      (53,600)         0



                                                                      AARP U.S.
                                                                        Stock                Pro Forma     S&P 500
                                                                        Index     Pro Forma  Combined    Index Fund
                                                                      Par/Share  Adjustment  Par/Share  Market Value
                                                                       Amount        (1)       Amount        ($)
                                                                     -----------------------------------------------
   Natural Gas Distribution
                                Consolidated Natural Gas Corp.          4,900      (4,900)       0

                                Eastern Enterprises                    43,200     (43,200)       0

                                NICOR, Inc.                            44,700     (44,700)       0

                                ONEOK, Inc.                            49,100     (49,100)       0

                                Peoples Energy Corp.                   46,300     (46,300)       0

                                Reliant Energy, Inc.                   74,911     (74,911)       0

             Other
                                Investment in Equity 500 Index                                           329,212,590
                                Portfolio



                                                                                                        ------------
                                                                                                        ------------
Total Investment Portfolio - 100%                                                                        329,212,590
                                                                                                        ------------
                                                                                                        ------------
Investment Portfolio (The total cost of the AARP U.S. Stock
Index Fund is $609,293,283)




                                                                       AARP U.S.                  Pro Forma
                                                                      Stock Index   Pro Forma     Combined
                                                                         Market     Adjustment  Market Value
                                                                       Value ($)       (1)           ($)
                                                                     -----------------------------------------
   Natural Gas Distribution
                                Consolidated Natural Gas Corp.          318,194     (318,194)         0

                                Eastern Enterprises                    2,481,300   (2,481,300)        0

                                NICOR, Inc.                            1,452,750   (1,452,750)        0

                                ONEOK, Inc.                            1,233,638   (1,233,638)        0

                                Peoples Energy Corp.                   1,551,050   (1,551,050)        0

                                Reliant Energy, Inc.                   1,713,589   (1,713,589)        0

             Other
                                Investment in Equity 500 Index             -       734,781,485  1,063,994,075
                                Portfolio




                                                                     -----------------------------------------
                                                                     -----------------------------------------
Total Investment Portfolio - 100%                                    734,781,485       0        1,063,994,075
                                                                     -----------------------------------------
                                                                     -----------------------------------------
Investment Portfolio (The total cost of the AARP U.S. Stock
Index Fund is $609,293,283)



Notes

1. Reflects the contribution by the AARP U.S. Stock Index Fund of its securities to the Equity 500 Index Portfolio in which the Scudder S&P 500 Index Fund invests.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

        PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                       AS OF DECEMBER 31, 1999 (UNAUDITED)


                                           SCUDDER        AARP U.S.
                                           S&P 500          STOCK          PRO FORMA       PRO FORMA
                                          INDEX FUND      INDEX FUND      ADJUSTMENTS       COMBINED
                                        --------------   -------------    ------------    --------------
          Investments, at value         $ 329,212,590    $ 734,781,485                    $1,063,994,075
          Cash                                      -               -                                -
          Other assets less liabilities      (844,494)         817,116     $ (532,842) (2)      (560,220)
                                        --------------   -------------    ------------    --------------
          Net assets                    $ 328,368,096    $ 735,598,601     $ (532,842)    $1,063,433,855
                                        --------------   -------------    ------------    --------------
                                        --------------   -------------    ------------    --------------

          NET ASSETS
          Scudder Shares                                                                  $  328,368,096
          AARP Shares                                                                     $  735,065,759
          SHARES OUTSTANDING
          Scudder Shares                   16,751,366                                        16,751,366
          AARP Shares                                      26,354,882      11,148,473        37,503,355
          NET ASSET VALUE PER SHARE
          Scudder Shares                $       19.60                                     $       19.60
          AARP Shares                                    $      27.91                     $       19.60

              PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
         FOR THE TWELVE MONTH PERIOD ENDED DECEMBER 31, 1999 (UNAUDITED)


                                                   SCUDDER        AARP U.S.
                                                   S&P 500          STOCK        PRO FORMA        PRO FORMA
                                                  INDEX FUND     INDEX FUND     ADJUSTMENTS        COMBINED
                                                ---------------------------------------------------------------
Investment Income:
  Interest and dividend income                    $ 3,413,030      9,137,796    $                 $ 12,550,826
                                                ---------------------------------------------------------------
            Total Investment Income                 3,413,030      9,137,796                        12,550,826
  Expenses
     Management fees                                  251,451      1,401,102        (303,048)(3)     1,349,505
     Trustee fees                                      29,408         33,674         (33,674)(4)        29,408
     All other expenses                             1,163,549      2,154,431      (1,443,667)(5)     1,874,313
                                                ---------------------------------------------------------------
  Total expenses before reductions                  1,444,408      3,589,207      (1,780,389)        3,253,226
  Expense reductions                                 (657,347)    (1,090,836)      1,748,183 (6)             -
                                                ---------------------------------------------------------------
  Expenses, net                                       787,061      2,498,371         (32,206)        3,253,226
                                                ---------------------------------------------------------------
Net investment income (loss)                        2,625,969      6,639,425          32,206         9,297,600
                                                ---------------------------------------------------------------


Net Realized and Unrealized Gain (Loss):

  Net realized gain (loss) from investments          (680,969)       253,611              --          (427,358)
    and futures contracts

  Net unrealized appreciation (depreciation)
     of investments and futures contracts          45,696,637     98,173,545              --       143,870,182
                                                ---------------------------------------------------------------

Net increase in net assets from operations       $ 47,641,637  $ 105,066,581        $ 32,206     $ 152,740,424
                                                ---------------------------------------------------------------



NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                  (UNAUDITED)
               DECEMBER 31, 1999

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of December 31, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended December 31, 1999 for S&P 500 Index Fund and AARP U.S. Stock Index Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $532,842 to be borne by the Acquired Fund.

3. Represents reduction in management fees resulting from the application of Scudder S&P 500 Index Fund's lower management fee.

4.   Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract.

6.   Represents the elimination of expense reimbursements.

                            PART C. OTHER INFORMATION

Item 15.                Indemnification.
--------                ----------------

            As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and
            Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16     Exhibits.
-------     ---------

            (1)    (a)(1)     Amended and Restated Declaration of Trust dated
                              November 3, 1987.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registrant's Registration
                              Statement on Form N-1A, as amended (the
                              "Registration Statement").)

                   (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (a)(4) Certificate of Amendment of Declaration of Trust dated May 28, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(5) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (a)(6) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                   (a)(7) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(8) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(9) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(10) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(11) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 94 to the Registration Statement.)

                   (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(13) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(14) Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 94 to the Registration Statement.)

                   (a)(15) Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (a)(16) Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

            (2)               Amendment to By-Laws of the Registrant dated
                              November 12, 1991.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

            (3)               Inapplicable.

            (4) Agreement and Plan of Reorganization filed as Exhibit A to Part A hereof.

            (5)               Inapplicable.

            (6)    (d)(1)     Investment Management Agreement between the
                              Registrant (on behalf of Scudder Growth and Income
                              Fund) and Scudder Kemper Investments, Inc. dated
                              September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(3) Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index
                              Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth
                              Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(7) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(8) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (d)(9) Investment Advisory Agreement between the Registrant (on behalf of Scudder S&P 500 Index
                              Fund) and Bankers Trust Company dated September 9, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 109 to the Registration Statement.)

            (7)    (e)(1)     Underwriting Agreement and Distribution Services
                              Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Distributors, Inc.
                              dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (e)(3) Amendment No. 1 dated August 31, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                   (e)(4) Amendment dated November 2, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

            (8)               Inapplicable.

            (9)    (g)(1)     Custodian Agreement between the Registrant (on
                              behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company ("State Street
                              Bank") dated December 31, 1984.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(6) Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 109 to the Registration Statement.)

                   (g)(7)     Custodian fee schedule for Scudder S&P 500 Index
                              Fund.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 84 to the Registration Statement.)

                   (g)(8) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(9) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (g)(10) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                   (g)(11) Custodian fee schedule for Scudder Classic Growth Fund dated August 1, 1994.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 77 to the Registration Statement.)

            (10)   (m)(1)     12b-1 Plan between the Registrant, on behalf of
                              Scudder Growth and Income Fund (Class R shares) and Scudder Large Company Growth Fund (Class R shares), and Scudder Investor Services, Inc.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (m)(2) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 94 to the Registration Statement.)

                   (m)(3) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (m)(4) Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

            (11) Opinion and Consent of Dechert Price & Rhoads filed herewith.

            (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

            (13)   (h)(1)     Transfer Agency and Service Agreement with fee
                              schedule between the Registrant and Scudder
                              Service Corporation dated October 2, 1989.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (h)(1)(a) Revised fee schedule dated October 6, 1995. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                   (h)(1)(b) Form of revised fee schedule dated October 1, 1996.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (h)(2) Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic Growth Fund, and Kemper Service Company dated January 1, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 109 to the Registration Statement.)

                   (h)(3) Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 100 to the Registration Statement.)

                   (h)(4) Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service Company dated May 3, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 106 to the Registration Statement.)

                   (h)(5) COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (h)(6) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 74 to the Registration Statement.)

                   (h)(6)(a) Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 109 to the Registration Statement.)

                   (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 72 to the Registration Statement.)

                   (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 73 to the Registration Statement.)

                   (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(10) Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                   (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(14) Scudder Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                   (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(16) Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation dated August 28, 1997.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 99 to the Registration Statement.)

                   (h)(17) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 78 to the Registration Statement.)

                   (h)(18) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 74 to the Registration Statement.)

                   (h)(19) Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                   (h)(19)(a) Amendment No. 1 to the Administrative Services
                              Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 109 to the Registration Statement.)

                   (h)(20) Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                   (h)(21) Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

            (14) Consent of PricewaterhouseCoopers LLP filed herewith.

            (15)              Inapplicable.

            (16)              Powers of Attorney filed herewith.

            (17)              Form of proxy filed herewith.

Item 17.    Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Investment Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of March, 2000.

                                        INVESTMENT TRUST


                                        By: /s/ Linda C. Coughlin
                                            ------------------------------------
                                        Title: President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE            TITLE                      DATE
                ---------            -----                      ----


/s/ Linda C. Coughlin           President & Trustee         March 3, 2000
---------------------------
Linda C. Coughlin


/s/ Henry P. Becton, Jr.*           Trustee                 March 3, 2000
---------------------------
Henry P. Becton, Jr.


/s/ Dawn-Marie Driscoll*            Trustee                 March 3, 2000
---------------------------
Dawn-Marie Driscoll


/s/ Peter B. Freeman*               Trustee                 March 3, 2000
---------------------------
Peter B. Freeman


/s/ George M. Lovejoy, Jr.*         Trustee                 March 3, 2000
---------------------------
George M. Lovejoy, Jr.


/s/ Welsey W. Marple, Jr.*          Trustee                 March 3, 2000
---------------------------
Welsey W. Marple, Jr.


/s/ Kathryn L. Quirk*             Trustee, Vice             March 3, 2000
---------------------------        President &
Kathryn L. Quirk              Assistant Secretary


/s/ Jean C. Tempel*                 Trustee                 March 3, 2000
---------------------------
Jean C. Tempel


/s/ John R. Hebble                Treasurer                 March 3, 2000
---------------------------  (Principal Financial
John R. Hebble               and Accounting Officer)

*By: /s/ Sheldon A. Jones        March 3, 2000
     --------------------
     Sheldon A. Jones
     Attorney-in-fact

* Executed pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14 as filed with the Commission electronically herewith.